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                                                         Fortis Bond Funds
                                                         Annual Report
                                                         JULY 31, 2001

Fortis U.S. Government Securities Fund
Fortis High Yield Fund
Fortis Strategic Income Fund

FORTIS BOND FUNDS ANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULES OF INVESTMENTS
     U.S. GOVERNMENT SECURITIES FUND                              4
     STRATEGIC INCOME FUND                                        6
     HIGH YIELD PORTFOLIO                                        10

  STATEMENTS OF ASSETS AND LIABILITIES                           16

  STATEMENTS OF OPERATIONS                                       17

  STATEMENTS OF CHANGES IN NET ASSETS
     U.S. GOVERNMENT SECURITIES FUND                             18
     STRATEGIC INCOME FUND                                       19
     HIGH YIELD PORTFOLIO                                        20

  NOTES TO FINANCIAL STATEMENTS                                  21

  INDEPENDENT AUDITORS' REPORT                                   31

  FEDERAL INCOME TAX INFORMATION                                 32

  DIRECTORS AND OFFICERS                                         33

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579, OR VISIT US ON THE WEB AT WWW.FFG.US.FORTIS.COM.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector or industry. Additional information concerning the fund's preformance and policies can be found in the Notes to Financial Statements.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE YEAR ENDED JULY 31, 2001

                                                 CLASS A    CLASS B    CLASS C    CLASS E    CLASS H
                                                 -------    -------    -------    -------    -------
U.S. GOVERNMENT
  SECURITIES FUND
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $ 8.86     $ 8.83     $ 8.83     $ 8.86     $ 8.83
  End of year................................    $ 9.37     $ 9.34     $ 9.34     $ 9.37     $ 9.34

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .530     $ .463     $ .463     $ .554     $ .462

STRATEGIC INCOME FUND
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $ 8.82     $ 8.82     $ 8.83         --     $ 8.82
  End of year................................    $ 8.53     $ 8.53     $ 8.53         --     $ 8.52

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .678     $ .616     $ .617         --     $ .616

HIGH YIELD PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $ 6.06     $ 6.06     $ 6.05         --     $ 6.06
  End of year................................    $ 5.26     $ 5.27     $ 5.26         --     $ 5.26

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .575     $ .536     $ .536         --     $ .536

PORTFOLIO COMPOSITION BY SECTOR
AS OF 7/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FNMA's                            39.6%
FHLMC's                           24.2%
Other Direct Federal Obligations  13.6%
U.S. Treasury Securities          10.9%
GNMA's                             9.5%
Cash Equivalents/Payables          2.2%

TOP 10 HOLDINGS AS OF 7/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  FHLB (7.31%) 2004                                      12.5%
 2.  U.S. Treasury Note (6.00%) 2009                         5.6%
 3.  FHLMC Note (6.625%) 2009                                4.5%
 4.  FNMA (6.00%) 2029                                       3.7%
 5.  GNMA (7.00%) 2028                                       3.6%
 6.  FNMA (6.50%) 2031                                       3.6%
 7.  FHLMC (6.50%) 2031                                      3.2%
 8.  FNMA (6.00%) 2031                                       3.2%
 9.  FHLMC (5.75%) 2009                                      3.1%
10.  U.S. Treasury Bond (8.75%) 2017                         2.9%

CLASSES A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                                  Since
                                               1 Year           5 Year         Inception+
--------------------------------------------------------------------------------------------
Class A shares#                                   +12.02%           +6.90%            +7.36%
Class A shares##                                   +6.98%           +5.92%            +6.63%
Class B shares#                                   +11.24%           +6.11%            +6.56%
Class B shares##                                   +7.64%           +5.83%            +6.56%
Class C shares#                                   +11.24%           +6.14%            +6.57%
Class C shares##                                  +10.24%           +6.14%            +6.57%
Class H shares#                                   +11.24%           +6.11%            +6.56%
Class H shares##                                   +7.64%           +5.83%            +6.56%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, E and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Classes E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on July 31, 2001.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

THE US GOVERNMENT SECURITIES FUND

HOW DID THE FUND PERFORM?

Hartford Investment Management Company assumed portfolio management responsibilities as investment sub-adviser for the Fortis U.S. Government Securities Fund as of April 2, 2001. For the year ended July 31, 2001, the fund returned 12.30% for Class E before the sales charge, versus a return of 11.74% for the Lehman Brothers Intermediate Government Index.

WHY DID THE FUND PERFORM THIS WAY?

The focus of the market during the year has been the economic slowdown and the Federal Reserves aggressive lowering of short-term interest rates. The economic slowdown has been led by a decrease in capital expenditures by corporations, with the manufacturing sector being hit the hardest. However, the consumer spending has been surprisingly robust with the sales of homes and autos remaining relatively high. The Federal Reserve has reacted by lowering short-term rates by 275 basis points this year.

The Fed move has led to a dramatic steepening of the yield curve. The two-year treasury yield has dropped by almost 100 basis points to 4.24%, while the ten-year treasury yield has actually risen by 30 basis points to 5.40%. In general, the environment has been favorable for fixed income assets. Overall, high quality bonds have done well, with both agency debentures and mortgage backed securities outperforming comparable duration treasuries.

WHAT IS YOUR OUTLOOK?

The economy is at a crossroad. On the positive side, we have had significant monetary stimulus. In addition, the ecomony is about to receive a decent fiscal stimulus with the $40 billion tax rebate. Conventional thinking would lead us to believe that this combination should help the economy develop a strong foundation, from which to return to a growth style trend. Consistent with this is the fact that most Wall Street economists are calling for 3% to 4% growth in 2002.

On the negative side, the unwinding of the "tech wreck" may take a little longer than many are expected. Consumer spending has not slowed down, and the employment situation continues to trend negatively. The overall unemployment rate is at a very low 4.5%, but initial jobless claims continue to be at levels we saw in the 1990-1991 recession. If consumer spending does weaken, the economy could have another significant slowdown.

As the third quarter begins, the market is leaning toward a more positive outlook for the economy. With the belief that the economy may take a bit longer to find its footing, and more importantly, for the markets to feel the worst has passed, we have extended the duration of the fund. With the steep treasury curve, this should increase the yield of the fund and should position it to do well as the battle of the economic outlook continues.

VALUE OF $10,000 INVESTED AUGUST 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT SECURITIES FUND
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR   5 YEAR  10 YEAR
CLASS E*    +7.25%  +6.20%   +6.15%
CLASS E**  +12.30%  +7.19%   +6.64%

        LEHMAN BROTHERS INTERMEDIATE  U.S. GOVERNMENT
            GOVERNMENT INDEX***       SECURITIES FUND
8/1/91                       $10,000           $9,550
92                           $11,379          $10,716
93                           $12,311          $11,655
94                           $12,424          $11,340
95                           $13,465          $12,214
96                           $14,165          $12,834
97                           $15,382          $14,126
98                           $16,432          $15,175
99                           $17,097          $15,411
2000                         $17,979          $16,168
2001                         $20,089          $18,157

                         Annual period ended July 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 *** An unmanaged index of government bonds with an average maturity of eight to nine years.

PORTFOLIO COMPOSITION BY SECTOR AS OF 7/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Foreign Bonds - Investment Grade          28.6%
U.S. Government Securities                20.4%
Corporate Bonds - Non - Investment Grade  18.0%
Corporate Bonds - Investment Grade        16.2%
Foreign Bonds - Non - Investment Grade     8.4%
Cash Equivalents/Receivables               6.4%
Asset Backed Securities                    2.0%

TOP 10 HOLDINGS AS OF 7/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  French Treasury Note (4.75%) 2002                       2.9%
 2.  FNMA (6.00%) 2031                                       2.8%
 3.  FHLMC (6.625%) 2009                                     2.4%
 4.  FNMA (6.52%) 2008                                       2.1%
 5.  UK Treasury Note (7.50%) 2006                           2.1%
 6.  British Telecommunications plc (8.125%) 2010            2.1%
 7.  Malaysia (8.75%) 2009                                   2.1%
 8.  News America Holdings, Inc. (8.875%) 2023               2.0%
 9.  Kingdom of Spain (7.00%) 2005                           2.0%
10.  J.P. Morgan Commercial Mortgage Finance Corp.
     (7.48%) 2028                                            2.0%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                 Since
                                               1 Year         Inception+
---------------------------------------------------------------------------
Class B shares#                                   + 3.83%           + 2.18%
Class B shares##                                  + 0.37%           + 1.61%
Class C shares#                                   + 3.73%           + 2.19%
Class C shares##                                  + 2.76%           + 2.19%
Class H shares#                                   + 3.72%           + 2.16%
Class H shares##                                  + 0.26%           + 1.59%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%. Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on July 31, 2001.
  +  Since December 1, 1997 -- Date shares were first offered to the public.

FORTIS STRATEGIC INCOME FUND

HOW DID THE FUND PERFORM?

Hartford Investment Management Company assumed portfolio management responsibilities as investment sub-adviser for the Fortis Strategic Income Fund on April 2, 2001. For the year ended July 31, 2001, the fund returned 4.58% for Class A before the sales charge, versus a return of 12.69% for the Lehman Brothers Aggregate Bond Index.

WHY DID THE FUND PERFORM THIS WAY?

The second quarter of 2001 was a period of transition for the fund. We reduced the duration of the portfolio at the beginning of the quarter by selling long-maturity treasuries to approximate that of the Lehman Brothers Aggregate Bond Index. During the quarter, we increased the allocation of intermediate-maturity treasuries due to our view that investment-grade and high yield corporate bond valuations had the potential to weaken in the near-term.

The fund's small percentage exposure to high yield wired telecommunications issues was a drag on portfolio performance, especially in June, as high yield bonds in this industry came under severe pressure. Many issues are yielding in excess of 25% as the market struggles to determine which companies will successfully emerge from the current shakeout.

WHAT IS YOUR OUTLOOK?

Currently there are signs that corporations are becoming more focused on reducing leverage and improving their financial flexibility. This, combined with the fact that the Fed has aggressively eased monetary policy, leads us to overweight corporate bonds. Within corporate bonds, the fund holdings emphasize healthcare, electric utility, and select telecommunications and technology issues. We are de-emphasizing finance and consumer-related securities. While the portfolio remains underweighted to mortgages relative to its benchmark index, we have increased the portfolio weighting to pass-through issues which have lagged the performance of corporate bonds. The valuation of these issues now appears relatively attractive.

VALUE OF $10,000 INVESTED DECEMBER 1, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

STRATEGIC INCOME FUND
AVERAGE ANNUAL TOTAL RETURN

                         SINCE
           1 YEAR  DECEMBER 1, 1997@
CLASS A*   -0.13%             +1.64%
CLASS A**  +4.58%             +2.93%

         LEHMAN BROTHERS AGGREGATE  STRATEGIC INCOME  SALOMON BROTHERS
               BOND INDEX***          FUND CLASS A    WORLD INDEX****
12/1/97                    $10,000            $9,550           $10,000
98                         $10,520           $10,005           $10,261
99                         $10,782            $9,719           $10,932
2000                       $11,425           $10,150           $10,849
2001                       $12,875           $10,615           $10,966

                         Annual period ended July 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 *** An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.
**** An unmanaged index of world government bonds with maturities of at least one year.
   @  Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 7/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         36.6%
Information-Other Telecommunications                           9.4%
Health Care-General Medical and Surgical Hospitals             9.0%
Cash Equivalents/Receivables                                   8.0%
Utilities-Electric Generation, Transmission and Distribution   6.8%
Information-Wireless Telecommunications Carriers               6.2%
Information-Wired Telecommunications Carriers                  5.4%
Petroleum and Coal-Oil and Gas Extraction                      4.7%
Chemical Manufacturing-Basic Chemical Manufacturing            4.5%
Information-Cable and Other Program Distribution               3.4%
Entertainment-Cable and Other Subscription Programming         3.2%
Recreation-Gambling Industries                                 2.8%

TOP 10 HOLDINGS AS OF 7/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Nextel Communications, Inc. (9.375%) 2009               2.7%
 2.  HealthSouth Corp. (10.75%) 2008                         2.2%
 3.  Level 3 Communications, Inc. (9.125%) 2008              1.9%
 4.  AES Corp. (9.50%) 2009                                  1.8%
 5.  Service Corp. International (6.50%) 2008                1.7%
 6.  Allied Waste North America (7.875%) 2009                1.6%
 7.  HCA, Inc. (7.125%) 2006                                 1.6%
 8.  Lyondell Chemical Co. (9.875%) 2007                     1.6%
 9.  Mission Energy Holding Co. (13.50%) 2008                1.5%
10.  Argosy Gaming Co. (10.75%) 2009                         1.5%

FORTIS HIGH YIELD PORTFOLIO

HOW DID THE FUND PERFORM?

Hartford Investment Management Company assumed portfolio management responsibilities as investment sub-adviser for the Fortis High Yield Fund on April 2, 2001. For the year ended July 31, 2001, the fund returned -3.90% for Class A before the sales charge, versus a return of -0.27% for the Lehman Brothers High Yield Index.

WHY DID THE FUND PERFORM THIS WAY?

The second quarter of 2001 was a period of portfolio repositioning for the fund.

The fund's increased exposure during the quarter to the wired telecommunications industry proved slightly premature as prices remained under pressure. The bonds of many issuers in this industry are yielding in excess of 25% as the market struggles to determine which companies will survive.

Finally, the fund's underweighting in the retail sector and the reduced emphasis on gaming industry issues were a negative, as the consumer continued to spend, despite the weakening employment picture and economic slowdown.

WHAT IS YOUR OUTLOOK?

While the default rate remains historically high, the more forward looking Distress Ratio appears to be signaling that we may be experiencing the worst of the default activity. Consequently, we believe the yields offered in the telecommunications sector compensate the investor for the increased risk of default which is now evident. Therefore, we will continue to carefully navigate our way through these difficult waters, adding to those issuers with solid business plans and strong equity sponsors.

Secondly, we remain cautious on consumer-sensitive sectors including retailers, consumer products, and financial institutions given the weakening employment picture and the reduced household wealth effect. Such issuers can be expected to perform poorly as a slowdown in consumer spending appears highly likely.

Finally, security prices in commodity related sectors such as chemicals, metals and paper are beginning to look attractive. The marketplace is punishing such issuers for weakening financial profiles as the global slowdown takes effect. We are attempting to identify those companies able to survive, should such global weakness persist.

VALUE OF $10,000 INVESTED AUGUST 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

HIGH YIELD PORTFOLIO
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR  5 YEAR  10 YEAR
CLASS A*   -8.22%  +1.38%   +6.42%
CLASS A**  -3.90%  +2.32%   +6.91%

          LEHMAN BROTHERS       HIGH YIELD
        HIGH YIELD INDEX***  PORTFOLIO CLASS A
8/1/91              $10,000             $9,550
92                  $12,243            $11,679
93                  $14,121            $13,683
94                  $14,604            $14,492
95                  $16,692            $15,752
96                  $18,164            $16,613
97                  $21,157            $19,024
98                  $23,061            $19,844
99                  $22,936            $19,494
2000                $22,783            $19,383
2001                $22,722            $18,627

                         Annual period ended July 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 *** An unmanaged index of lower quality, high yield corporate debt securities.

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                           Since
                                               1 Year       5 Year      Inception+
-------------------------------------------------------------------------------------
Class B shares#                                    -4.40%    +1.67%            +3.29%
Class B shares##                                   -7.45%    +1.49%            +3.29%
Class C shares#                                    -4.41%    +1.67%            +3.27%
Class C shares##                                   -5.27%    +1.67%            +3.27%
Class H shares#                                    -4.57%    +1.66%            +3.26%
Class H shares##                                   -7.62%    +1.48%            +3.26%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on July 31, 2001.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
July 31, 2001

U.S. GOVERNMENT SECURITIES-97.83%
--------------------------------------------------------------------------------

    Principal                                                                      Market
      Amount                                                       Cost (a)      Value (b)
   ------------                                                  ------------   ------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION-24.25%
                 MORTGAGE BACKED SECURITIES:
   $20,931,074   6.00% 2031...................................   $ 20,313,730   $ 20,497,900
    12,981,439   6.50% 2031 (e)...............................     12,830,050     12,985,444
     1,500,000   7.00% 2031(e)................................      1,513,594      1,527,657
       131,619   8.00% 2002...................................        134,910        133,759
       829,015   9.00% 2001-2022..............................        881,559        895,092
        30,853   10.50% 2015..................................         33,177         33,040
        66,569   11.25% 2013..................................         72,228         74,923
       255,917   11.50% 2015-2019.............................        277,899        290,162
       346,622   11.75% 2010-2014.............................        383,756        394,312
        67,346   12.50% 2019..................................         73,154         77,796
                                                                 ------------   ------------
                                                                   36,514,057     36,910,085
                                                                 ------------   ------------
                 NOTES:
     7,600,000   5.75% 2009...................................      7,520,292      7,665,048
    10,400,000   6.625% 2009..................................     10,908,600     11,032,674
     3,965,000   6.90% 2007...................................      3,884,633      4,275,689
                                                                 ------------   ------------
                                                                   22,313,525     22,973,411
                                                                 ------------   ------------
                 TOTAL FEDERAL HOME LOAN MORTGAGE
                   CORPORATION................................     58,827,582     59,883,496
                                                                 ------------   ------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION-39.63%
                 MORTGAGE BACKED SECURITIES:
     3,297,106   5.50% 2015...................................      3,176,854      3,258,286
     2,347,757   5.85% 2009...................................      2,348,117      2,361,201
     2,915,582   5.89% 2008...................................      2,608,175      2,940,817
    30,127,663   6.00% 2016-2031..............................     28,853,685     29,665,754
     1,410,867   6.01% 2009...................................      1,433,663      1,431,409
     2,844,225   6.36% 2008...................................      2,840,942      2,941,902
    25,311,534   6.50% 2013-2031..............................     24,873,774     25,633,045
     5,876,127   6.52% 2008...................................      5,604,422      6,124,124
     1,876,825   6.63% 2005...................................      1,911,047      1,961,590
     6,420,897   7.184% 2006..................................      6,365,017      6,857,800
     2,448,029   7.50% 2030...................................      2,404,255      2,522,114
       277,322   8.00% 2025...................................        265,449        291,572
       300,263   8.50% 2022...................................        316,614        321,045
        47,255   9.00% 2020...................................         46,797         51,049
       390,703   9.75% 2020...................................        421,470        422,051
       384,195   10.00% 2020..................................        419,133        427,337
       290,073   10.50% 2012-2018.............................        316,120        322,927
        98,347   10.75% 2013..................................        101,298        109,172
     1,029,101   11.00% 2015-2020.............................      1,119,415      1,165,329
       211,308   11.25% 2013..................................        221,874        237,905
        61,658   11.50% 2015..................................         66,964         70,039
       102,639   12.00% 2011-2016.............................        110,004        117,608
       280,500   12.50% 2015..................................        315,414        327,206
                                                                 ------------   ------------
                                                                   86,140,503     89,561,282
                                                                 ------------   ------------
                 NOTES:
     7,475,000   7.25% 2010-2030..............................      7,704,050      8,296,015
                                                                 ------------   ------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................     93,844,553     97,857,297
                                                                 ------------   ------------
                 GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION-9.48%
                 MORTGAGE BACKED SECURITIES:
    18,735,262   7.00% 2028-2030..............................     18,211,869     19,204,308
     1,049,815   8.00% 2017-2022..............................      1,077,184      1,108,654
       735,836   9.00% 2022...................................        759,751        796,386
     1,863,041   9.50% 2016-2019..............................      1,976,708      2,055,996

--------------------------------------------------------------------------------

    Principal                                                                      Market
      Amount                                                       Cost (a)      Value (b)
   ------------                                                  ------------   ------------
   $   213,358   11.00% 2015-2018.............................   $    229,614   $    236,340
                                                                 ------------   ------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................     22,255,126     23,401,684
                                                                 ------------   ------------
                 OTHER DIRECT FEDERAL OBLIGATIONS-13.58%
                 FEDERAL HOME LOAN BANK:
    28,650,000   7.31% 2004...................................     28,567,114     30,759,242
                                                                 ------------   ------------
                 TENNESSEE VALLEY AUTHORITY:
     2,800,000   5.375% 2008..................................      2,635,830      2,786,297
                                                                 ------------   ------------
                 TOTAL OTHER DIRECT FEDERAL OBLIGATIONS.......     31,202,944     33,545,539
                                                                 ------------   ------------
                 U.S. TREASURY SECURITIES-10.89%
                 BONDS:
     5,300,000   8.75% 2017...................................      6,637,256      7,092,062
     1,500,000   10.375% 2012.................................      1,771,538      1,934,766
                                                                 ------------   ------------
                                                                    8,408,794      9,026,828
                                                                 ------------   ------------
                 NOTES:
     2,552,125   3.50% 2011 Inflation-protection(d)...........      2,581,277      2,584,823
     1,320,050   4.25% 2010 Inflation-protection(d)...........      1,416,099      1,409,153
    13,000,000   6.00% 2009...................................     13,494,614     13,876,408
                                                                 ------------   ------------
                                                                   17,491,990     17,870,384
                                                                 ------------   ------------
                 TOTAL U.S. TREASURY SECURITIES...............     25,900,784     26,897,212
                                                                 ------------   ------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............   $232,030,989   $241,585,228
                                                                 ============   ============

SHORT-TERM INVESTMENTS-5.32%
--------------------------------------------------------------------------------

    Principal                                                       Market
      Amount                                                      Value (b)
   ------------                                                  ------------
                 FINANCE-DEPOSITORY CREDIT BANKING-5.31%
   $13,115,000   Repurchase Agreement, 3.77%, 8-1-2001........   $ 13,115,000
                                                                 ------------
                 FINANCE-OTHER INVESTMENT POOLS AND
                 FUNDS-0.01%
        14,131   First American Treasury Obligations Fund,
                   Current rate -- 3.49%......................         14,131
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................     13,129,131
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $245,160,120) (A)..........................   $254,714,359
                                                                 ============

 (a) At July 31, 2001, the cost of securities for federal income tax purposes was $245,160,120 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  9,570,882
Unrealized depreciation.....................................       (16,643)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  9,554,239
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuations of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
 (e) The cost of securities purchased on a when-issued basis at July 31, 2001, was $9,441,094.

FORTIS BOND FUNDS
STRATEGIC INCOME FUND
Schedule of Investments
July 31, 2001

ASSET BACKED SECURITIES-2.00%
--------------------------------------------------------------------------------

                                                                 Standard
                                                                 & Poor's
    Principal                                                     Rating                      Market
     Amount                                                     (Unaudited)    Cost (b)      Value (c)
   -----------                                                  -----------  ------------   -----------
                FINANCE-CAPTIVE RETAIL-2.00%
   $  500,000   J.P. Morgan Commercial Mortgage Finance
                  Corp., 7.48%, Variable Rate Ser 1997-C4
                  Class B 12-26-2028 -- United States........   AA+          $   524,333    $   532,134
                                                                             -----------    -----------

CORPORATE BONDS-INVESTMENT GRADE-44.81%
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
    Principal                                                    Rating                      Market
   Amount (h)                                                  (Unaudited)    Cost (b)      Value (c)
   -----------                                                 -----------  ------------   -----------
                CHEMICAL MANUFACTURING-AGRICULTURAL
                CHEMICAL-0.28%
   $   70,000   Potash Corp. of Saskatchewan, 7.75%,
                  5-31-2011 -- Canada........................  BBB+         $    69,547    $    73,963
                                                                            -----------    -----------
                ENTERTAINMENT-MOTION PICTURE AND VIDEO
                INDUSTRIES-2.03%
      500,000   News America Holdings, Inc., 8.875%,
                  4-26-2023 -- United States.................  BBB-             576,363        539,999
                                                                            -----------    -----------
                FINANCE-CAPTIVE AUTO-0.96%
      250,000   Toyota Motor Credit Corp., 5.625%,
                  11-13-2003 -- United States................  AAA              249,800        255,790
                                                                            -----------    -----------
                FINANCE-INSURANCE CARRIERS-0.44%
      115,000   Wellpoint Health Network, 6.375%,
                  6-15-2006 -- United States.................  A-               114,744        116,454
                                                                            -----------    -----------
                FINANCE-INTERNATIONAL TRADE FINANCING-3.97%
      250,000   ABN Amro Bank N.V., 7.55%, 6-28-2006 --
                  United States..............................  AA-              251,284        269,752
      250,000   Banco Santiago S.A., 7.00%, 7-18-2007 --
                  Chile......................................  BBB              248,367        245,122
      250,000   BSCH Issuance Ltd., 7.625%, 11-3-2009 --
                  Spain......................................  A                244,104        261,425
      250,000   UBS Preferred Funding Trust I, 8.622%,
                  Variable Rate Bond 10-1-2010 -- United
                  States.....................................  AA-              250,000        278,334
                                                                            -----------    -----------
                                                                                993,755      1,054,633
                                                                            -----------    -----------
                FINANCE-NONDEPOSITORY CREDIT BANKING-1.47%
      375,000   Ford Motor Credit Co., 6.875%, 2-1-2006 --
                  United States..............................  A                382,402        389,103
                                                                            -----------    -----------
                FOOD MANUFACTURING-ANIMAL SLAUGHTERING AND
                PROCESSING-1.01%
      255,000   ConAgra Foods, Inc., 7.50%, 9-15-2005 --
                  United States..............................  BBB+             262,801        268,930
                                                                            -----------    -----------
                FOREIGN GOVERNMENTS-14.79%
      860,000   Australian Government Note (Australian
                  Dollar), 7.50%, 9-15-2009 -- Australia.....  AAA              489,348        476,301
      890,000   French Treasury Note (European Monetary
                  Unit), 4.75%, 3-12-2002 -- France..........  AAA              768,573        780,089
      500,000   Generalitat de Catalunya, 6.25%,
                  12-15-2018 -- Spain........................  AA               498,534        492,775
      500,000   Kingdom of Spain, 7.00%, 7-19-2005 --
                  Spain......................................  AA+              499,235        534,890
      250,000   Korea (Republic of), 8.875%, 4-15-2008 --
                  Korea......................................  BBB              261,020        282,812
      500,000   Malaysia, 8.75%, 6-1-2009 -- Malaysia........  BBB              496,888        544,600
      250,000   Poland (Republic of), 7.125%, 7-1-2004 --
                  Poland.....................................  BBB+             250,284        263,750
      350,000   UK Treasury Note (British Pound), 7.50%,
                  12-7-2006 -- United Kingdom................  AAA              533,452        550,769
                                                                            -----------    -----------
                                                                              3,797,334      3,925,986
                                                                            -----------    -----------
                FOREIGN GOVERNMENTS-AGENCIES-2.23%
      250,000   Korea Development Bank, 7.125%, 4-22-2004 --
                  Korea......................................  BBB              248,925        260,103
      330,000   Quebec (Province of), 5.50%, 4-11-2006 --
                  Canada.....................................  A+               329,260        331,133
                                                                            -----------    -----------
                                                                                578,185        591,236
                                                                            -----------    -----------
                HEALTH CARE-MEDICAL AND DIAGNOSTIC
                LABORATORIES-0.30%
       80,000   Quest Diagnostic, Inc., 6.75%, 7-12-2006 --
                  United States..............................  BBB-              79,553         80,665
                                                                            -----------    -----------
                INFORMATION-CABLE AND OTHER PROGRAM
                DISTRIBUTION-0.96%
      250,000   USA Networks, Inc., 6.75%, 11-15-2005 --
                  United States..............................  BBB              253,436        256,078
                                                                            -----------    -----------
                INFORMATION-OTHER TELECOMMUNICATIONS-1.90%
      250,000   Telecomunicaciones de Puerto Rico, Inc.,
                  6.65%, 5-15-2006 -- United States..........  BBB              249,932        241,183
      250,000   Telefonica Europe BV, 7.75%, 9-15-2010 --
                  Netherlands................................  A+               260,098        263,845
                                                                            -----------    -----------
                                                                                510,030        505,028
                                                                            -----------    -----------
                INFORMATION-TELECOMMUNICATIONS
                SATELLITE-0.94%
      325,000   PanAmSat Corp., 6.875%, 1-15-2028 -- United
                  States.....................................  BBB-             247,719        248,953
                                                                            -----------    -----------

--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
    Principal                                                    Rating                      Market
   Amount (h)                                                  (Unaudited)    Cost (b)      Value (c)
   -----------                                                 -----------  ------------   -----------
                INFORMATION-WIRED TELECOMMUNICATIONS
                CARRIERS-3.56%
   $  500,000   British Telecommunications plc, 8.125%,
                  12-15-2010 -- United Kingdom...............  A-           $   499,220    $   550,268
      250,000   KPN NV, 7.50%, 10-1-2005 -- Netherlands......  BBB+             249,863        253,021
      140,000   Qwest Capital Funding, 7.00%, 8-3-2009 --
                  United States(g)...........................  Baa1*            138,953        141,228
                                                                            -----------    -----------
                                                                                888,036        944,517
                                                                            -----------    -----------
                INFORMATION-WIRELESS TELECOMMUNICATIONS
                CARRIERS-1.03%
      250,000   Vodafone Group plc, 7.875%, Ser B
                  2-15-2030 -- United Kingdom................  A                246,782        273,285
                                                                            -----------    -----------
                MINING-METAL ORE-1.03%
      100,000   Barrick Gold Finance, Inc., 7.50%,
                  5-1-2007 -- Canada.........................  A                102,983        104,680
       55,000   Newmont Mining Corp., 8.625%, 5-15-2011 --
                  United States..............................  BBB               54,742         55,935
      110,000   Santa Fe Pacific Gold Corp., 8.375%,
                  7-1-2005 -- United States..................  BBB              111,043        112,481
                                                                            -----------    -----------
                                                                                268,768        273,096
                                                                            -----------    -----------
                PAPER, PULP AND PAPERBOARD MILLS-0.28%
       70,000   Stora Enso Oyj, 7.375%, 5-15-2011 --
                  Finland....................................  BBB+              69,642         73,607
                                                                            -----------    -----------
                PETROLEUM AND COAL-OIL AND GAS
                EXTRACTION-1.91%
      500,000   Norsk Hydro ASA, 7.25%, 9-23-2027 --
                  Norway.....................................  A                508,186        507,420
                                                                            -----------    -----------
                PETROLEUM AND COAL-PRODUCTS
                MANUFACTURING-0.79%
      250,000   Petroleum Geo-Services ASA, 7.125%,
                  3-30-2028 -- Norway........................  BBB-             249,301        211,104
                                                                            -----------    -----------
                PIPELINE-TRANSPORTATION OF NATURAL GAS-0.95%
      250,000   TransCanada Pipelines Ltd., 6.49%,
                  1-21-2009 -- Canada........................  A-               251,445        251,488
                                                                            -----------    -----------
                REAL ESTATE, RENTAL AND LEASING-AUTOMOTIVE
                EQUIPMENT RENTAL AND LEASING-0.53%
      135,000   ERAC USA Finance Co., 8.00%, 1-15-2011 --
                  United States(g)...........................  BBB+             139,158        141,681
                                                                            -----------    -----------
                RETAIL-DEPARTMENT STORES-1.00%
      250,000   Federated Department Stores, Inc., 8.50%,
                  6-15-2003 -- United States.................  BBB+             254,004        265,112
                                                                            -----------    -----------
                TIMBER TRACT OPERATIONS-0.39%
      107,000   Weyerhaeuser Co., 6.95%, 8-1-2017 -- United
                  States.....................................  A-                99,250        102,408
                                                                            -----------    -----------
                TRANSPORTATION-RAIL-1.02%
      250,000   CSX Corp., 7.90%, 5-1-2017 -- United
                  States.....................................  BBB              244,419        271,328
                                                                            -----------    -----------
                UTILITIES-ELECTRIC GENERATION, TRANSMISSION
                AND DISTRIBUTION-1.04%
      260,000   Sierra Pacific Power Co., 8.00%, Ser A
                  6-1-2008 -- United States(g)...............  BBB+             259,791        275,024
                                                                            -----------    -----------
                TOTAL CORPORATE BONDS - INVESTMENT GRADE.....               $11,594,451    $11,896,888
                                                                            ===========    ===========

CORPORATE BONDS-NON-INVESTMENT GRADE-26.39%
--------------------------------------------------------------------------------

                                                                 Standard
                                                                 & Poor's
    Principal                                                     Rating                      Market
     Amount                                                     (Unaudited)    Cost (b)      Value (c)
   -----------                                                  -----------  ------------   -----------
                CHEMICAL MANUFACTURING-BASIC CHEMICAL
                MANUFACTURING-0.95%
   $  250,000   Lyondell Chemical Co., 9.875%, Ser B
                  5-1-2007 -- United States..................   BB           $   250,000    $   251,875
                                                                             -----------    -----------
                COMPUTER MANUFACTURING-COMMUNICATIONS
                EQUIPMENT-0.70%
      285,000   Lucent Technologies, Inc., 6.45%,
                  3-15-2029 -- United States.................   BB-              169,327        185,250
                                                                             -----------    -----------
                ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
                PROGRAMMING-1.30%
      250,000   Callahan Nordrhein-Westfalen, 14.00%,
                  7-15-2010 -- Denmark.......................   B-               250,000        182,500
      250,000   eKabel Hessen GMBH, 14.50%, 9-1-2010 --
                  Denmark....................................   B-               233,443        162,500
                                                                             -----------    -----------
                                                                                 483,443        345,000
                                                                             -----------    -----------
                FOREIGN GOVERNMENTS-3.54%
      250,000   Brazil (Republic of), 10.125%, 5-15-2027 --
                  Brazil.....................................   BB-              251,221        168,750
      250,000   Panama (Republic of), 8.875%, 9-30-2027 --
                  Panama.....................................   BB+              247,571        225,000
      250,000   United Mexican States, 9.875%, 1-15-2007 --
                  Mexico.....................................   Baa3*            259,512        273,375
      250,000   United Mexican States, 9.875%, Ser A
                  2-1-2010 -- Mexico.........................   Baa3*            269,997        272,500
                                                                             -----------    -----------
                                                                               1,028,301        939,625
                                                                             -----------    -----------

FORTIS BOND FUNDS
STRATEGIC INCOME FUND (CONTINUED)
Schedule of Investments
July 31, 2001

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                 Standard
                                                                 & Poor's
    Principal                                                     Rating                      Market
     Amount                                                     (Unaudited)    Cost (b)      Value (c)
   -----------                                                  -----------  ------------   -----------
                HEALTH CARE-GENERAL MEDICAL AND SURGICAL
                HOSPITALS-3.77%
   $  285,000   HCA, Inc., 7.125%, 6-1-2006 -- United
                  States.....................................   BB+          $   284,316    $   287,137
      250,000   HealthSouth Corp., 10.75%, 10-1-2008 --
                  United States..............................   BB+              248,463        273,750
      160,000   Tenet Healthcare Corp., 8.00%, 1-15-2005 --
                  United States..............................   BB+              164,438        168,400
      250,000   Triad Hospitals, Inc., 11.00%, Ser B
                  5-15-2009 -- United States.................   B-               259,738        272,500
                                                                             -----------    -----------
                                                                                 956,955      1,001,787
                                                                             -----------    -----------
                HEALTH CARE-MEDICAL AND DIAGNOSTIC
                LABORATORIES-0.28%
       65,000   Unilab Finance Corp., 12.75%, 10-1-2009 --
                  United States..............................   B-                63,407         75,400
                                                                             -----------    -----------
                INFORMATION-CABLE AND OTHER PROGRAM
                DISTRIBUTION-1.85%
      200,000   British Sky Broadcasting Group plc, 8.20%,
                  7-15-2009 -- United Kingdom................   BB+              200,455        203,620
      450,000   NTL Communications Corp., 14.42%, Ser B
                  10-1-2008 (Zero coupon through 10-1-2003,
                  thereafter 12.375%) -- United States(f)....   B-               318,053        198,000
      150,000   United International Holdings, Inc., 10.53%,
                  Ser B 2-15-2008 (Zero coupon through
                  2-15-2003, thereafter 10.75%) -- United
                  States(f)..................................   B-               129,285         51,000
      100,000   United Pan-Europe Communications N.V.,
                  10.875%, Ser B 8-1-2009 -- Netherlands.....   B-                80,022         39,000
                                                                             -----------    -----------
                                                                                 727,815        491,620
                                                                             -----------    -----------
                INFORMATION-OTHER INFORMATION SERVICES-0.04%
      200,000   PSINet, Inc., 11.00%, 8-1-2009 -- United
                  States (a).................................   D                126,628         11,000
                                                                             -----------    -----------
                INFORMATION-OTHER TELECOMMUNICATIONS-1.68%
      125,000   Asia Global Crossing Ltd., 13.375%,
                  10-15-2010 -- Bermuda......................   B+               122,591         95,625
      150,000   Global Crossing Holdings Ltd., 9.50%,
                  11-15-2009 -- Bermuda......................   BB               145,928        112,500
      125,000   IMPSAT Fiber Networks, Inc., 13.75%,
                  2-15-2005 -- United States.................   CCC-             125,000         30,000
      150,000   International Cabletel, Inc., 11.50%, Ser B
                  2-1-2006 -- United States..................   B-               149,453         99,000
      250,000   Williams Communications Group, Inc., 11.875%,
                  8-1-2010 -- United States..................   CCC+             197,757        107,500
                                                                             -----------    -----------
                                                                                 740,729        444,625
                                                                             -----------    -----------
                INFORMATION-WIRED TELECOMMUNICATIONS
                CARRIERS-0.11%
      200,000   Nextlink Communications, Inc., 12.125%,
                  12-1-2009 (Zero coupon through 12-1-2004,
                  thereafter 12.125%) -- United States(f)....   CCC              136,590         30,000
                                                                             -----------    -----------
                INFORMATION-WIRELESS TELECOMMUNICATIONS
                CARRIERS-3.59%
      150,000   Crown Castle International Corp., 9.375%,
                  8-1-2011 -- United States(g)...............   B                150,000        133,875
      410,000   Nextel Communications, Inc., 9.375%,
                  11-15-2009 -- United States................   B                379,747        337,737
      400,000   TeleCorp PCS, Inc., 11.41%, 4-15-2009 (Zero
                  coupon through 4-15-2004, thereafter
                  11.625%) -- United States(f)...............   B3*              300,542        257,000
      350,000   Tritel PCS, Inc., 11.51%, 5-15-2009 (Zero
                  coupon through 5-15-2004, thereafter
                  12.75%) -- United States(f)................   B3*              268,593        224,000
                                                                             -----------    -----------
                                                                               1,098,882        952,612
                                                                             -----------    -----------
                OTHER SERVICES-DEATH CARE SERVICES-0.10%
       35,000   Service Corp. International, 6.50%,
                  3-15-2008 -- United States.................   BB-               24,188         27,694
                                                                             -----------    -----------
                PETROLEUM AND COAL-OIL AND GAS
                EXTRACTION-2.88%
      250,000   Swift Energy Co., 10.25%, 8-1-2009 -- United
                  States.....................................   B                251,864        264,687
      500,000   YPF Sociedad Anonima, 7.25%, 3-15-2003 --
                  Argentina..................................   BB-              499,709        501,070
                                                                             -----------    -----------
                                                                                 751,573        765,757
                                                                             -----------    -----------
                RECREATION-GAMBLING INDUSTRIES-1.77%
      250,000   Mandalay Resort Group, 7.625%, 7-15-2013 --
                  United States..............................   BB-              217,383        213,750
      250,000   Station Casinos, Inc., 9.875%, 7-1-2010 --
                  United States..............................   B+               249,082        255,938
                                                                             -----------    -----------
                                                                                 466,465        469,688
                                                                             -----------    -----------
                UTILITIES-ELECTRIC GENERATION, TRANSMISSION
                AND DISTRIBUTION-2.87%
      250,000   AES Corp., 9.50%, 6-1-2009 -- United
                  States.....................................   BB               251,374        255,000
      130,000   CMS Energy Corp., 7.50%, 1-15-2009 -- United
                  States.....................................   BB               123,350        125,130
      180,000   Kansas Gas & Electric, 7.60%, 12-15-2003 --
                  United States..............................   BB+              180,404        184,452
      195,000   Mission Energy Holding Co., 13.50%,
                  7-15-2008 -- United States(g)..............   BB-              190,721        196,463
                                                                             -----------    -----------
                                                                                 745,849        761,045
                                                                             -----------    -----------
                UTILITIES-WATER, SEWAGE AND OTHER
                SYSTEMS-0.96%
      250,000   Azurix Corp., 10.75%, Ser B 2-15-2010 --
                  United States..............................   BB               226,192        255,000
                                                                             -----------    -----------
                TOTAL CORPORATE BONDS - NON-INVESTMENT
                  GRADE......................................                $ 7,996,344    $ 7,007,978
                                                                             ===========    ===========

U.S. GOVERNMENT SECURITIES-20.37%
--------------------------------------------------------------------------------

    Principal                                                                   Market
     Amount                                                      Cost (b)      Value (c)
   -----------                                                 ------------   -----------
                FEDERAL HOME LOAN MORTGAGE CORPORATION --
                2.40%
                NOTES:
   $  600,000   6.625% 2009..................................  $   588,763    $   636,500
                                                               -----------    -----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION --
                14.87%
                MORTGAGE BACKED SECURITIES:
    1,499,120   6.00% 2016-2031 (e)..........................    1,467,663      1,482,030
      473,248   6.30% 2008...................................      473,708        488,105
      499,493   6.50% 2031...................................      496,921        499,425
      529,815   6.52% 2008...................................      505,317        552,175
      350,000   6.625% 2009..................................      348,122        371,314
                                                               -----------    -----------
                                                                 3,291,731      3,393,049
                                                               -----------    -----------
                NOTES:
      500,000   7.25% 2010-2030..............................      518,089        556,797
                                                               -----------    -----------
                TOTAL FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION................................    3,809,820      3,949,846
                                                               -----------    -----------
                U.S. TREASURY SECURITIES -- 3.10%
                NOTES:
      300,000   5.00% 2011...................................      296,028        299,133
      490,000   6.00% 2009...................................      515,173        523,035
                                                               -----------    -----------
                TOTAL U.S. TREASURY SECURITIES...............      811,201        822,168
                                                               -----------    -----------
                TOTAL U.S. GOVERNMENT SECURITIES.............    5,209,784      5,408,514
                                                               -----------    -----------
                TOTAL LONG-TERM INVESTMENTS..................  $25,324,912    $24,845,514
                                                               ===========    ===========

SHORT-TERM INVESTMENTS-7.63%
--------------------------------------------------------------------------------

    Principal                                                     Market
     Amount                                                      Value (c)
   -----------                                                  -----------
                FINANCE-DEPOSITORY CREDIT BANKING-7.63%
   $2,026,000   Repurchase Agreement, 3.77%, 8-1-2001........   $ 2,026,000
          764   U.S. Bank N.A. Money Market Variable Rate
                  Time Deposit, Current rate -- 3.70%........           764
                                                                -----------
                TOTAL SHORT-TERM INVESTMENTS.................     2,026,764
                                                                -----------
                TOTAL INVESTMENTS IN SECURITIES (COST:
                  $27,351,676) (B)...........................   $26,872,278
                                                                ===========

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At July 31, 2001, the cost of securities for federal income tax purposes was $27,351,676 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $    777,800
Unrealized depreciation.....................................    (1,257,198)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $   (479,398)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 36.99% of net assets as of July 31, 2001.
 (e) The cost of securities purchased on a when-issued basis at July 31, 2001, was $725,156.
 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2001, was $888,271, which represents 3.35% of total net assets.
 (h) Cost and market value are stated in U.S. dollars; principal amount is stated in U.S. dollars unless otherwise noted.
  * Moody's Rating

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO
Schedule of Investments
July 31, 2001

CORPORATE BONDS-INVESTMENT GRADE-9.36%
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                        Market
      Amount                                                     (Unaudited)     Cost (b)      Value (c)
   ------------                                                  -----------   ------------   ------------
                 CHEMICAL MANUFACTURING-BASIC CHEMICAL
                 MANUFACTURING-1.07%
   $ 1,650,000   Equistar Chemical L.P., 7.55%, 2-15-2026.....   BBB-          $  1,218,632   $  1,183,939
                                                                               ------------   ------------
                 COMPUTER MANUFACTURING-COMMUNICATIONS
                 EQUIPMENT -1.16%
     1,060,000   Marconi Corp. plc, 8.375%, 9-15-2030.........   BBB+               904,337        775,267
       870,000   Motorola, Inc., 5.22%, 10-1-2097.............   A-                 528,525        501,865
                                                                               ------------   ------------
                                                                                  1,432,862      1,277,132
                                                                               ------------   ------------
                 ENTERTAINMENT-RADIO AND TELEVISION
                 BROADCASTING-0.46%
       600,000   AT&T Corp. -- Liberty Media Corp., 8.25%,
                   2-1-2030...................................   BBB-               533,740        510,162
                                                                               ------------   ------------
                 FINANCE-NONDEPOSITORY CREDIT BANKING-0.44%
       585,000   Xerox Credit Corp., 6.10%, 12-16-2003........   BBB-               485,836        479,700
                                                                               ------------   ------------
                 INFORMATION-TELECOMMUNICATIONS
                 SATELLITE-0.90%
     1,300,000   PanAmSat Corp., 6.875%, 1-15-2028............   BBB-               990,934        995,813
                                                                               ------------   ------------
                 INFORMATION-WIRED TELECOMMUNICATIONS
                 CARRIERS-1.15%
       560,000   British Telecommunications plc, 8.875%,
                   12-15-2030.................................   A-                 617,969        637,298
       660,000   Koninklijke KPN N.V., 8.375%, 10-1-2030......   BBB+               616,895        630,383
                                                                               ------------   ------------
                                                                                  1,234,864      1,267,681
                                                                               ------------   ------------
                 INFORMATION-WIRELESS TELECOMMUNICATIONS
                 CARRIERS-0.00%
         1,426   Voicestream Wireless Corp., 10.375%,
                   11-15-2009.................................   A-                   1,317          1,627
                                                                               ------------   ------------
                 MACHINERY MANUFACTURING-ENGINE, TURBINE AND
                 POWER TRANSMISSION EQUIPMENT-0.19%
       205,000   Briggs & Stratton Corp., 8.875%,
                   3-15-2011 (g)..............................   BBB-               200,861        209,100
                                                                               ------------   ------------
                 MINING-METAL ORE-0.51%
       180,000   Newmont Mining Corp., 8.625%, 5-15-2011......   BBB                179,157        183,060
       375,000   Santa Fe Pacific Gold Corp., 8.375%,
                   7-1-2005...................................   BBB                378,556        383,458
                                                                               ------------   ------------
                                                                                    557,713        566,518
                                                                               ------------   ------------
                 PAPER, PULP AND PAPERBOARD MILLS -0.57%
       630,000   Potlatch Corp., 9.425%, 12-1-2009............   BBB-               621,246        631,940
                                                                               ------------   ------------
                 PETROLEUM AND COAL-OIL AND GAS
                 EXTRACTION-0.29%
       300,000   Snyder Oil Corp., 8.75%, 6-15-2007...........   BBB+               317,756        318,000
                                                                               ------------   ------------
                 UTILITIES-ELECTRIC GENERATION, TRANSMISSION
                 AND DISTRIBUTION-1.06%
     1,100,000   Sierra Pacific Power Co., 8.00%, Ser A
                   6-1-2008 (g)...............................   BBB+             1,103,767      1,163,561
                                                                               ------------   ------------
                 WASTE MANAGEMENT, ADMINISTRATIVE-WASTE
                 COLLECTION-1.07%
     1,150,000   Waste Management, Inc., 7.375%, 8-1-2010.....   BBB              1,153,812      1,179,033
                                                                               ------------   ------------
                 WHOLESALERS-ELECTRICAL & ELECTRONIC GOODS
                 MERCHANT-0.49%
       515,000   Commonwealth Edison Co., 8.625%, 2-1-2022....   A-                 540,471        540,168
                                                                               ------------   ------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                 $ 10,393,811   $ 10,324,374
                                                                               ============   ============

CORPORATE BONDS-NON-INVESTMENT GRADE-80.93%
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                        Market
      Amount                                                     (Unaudited)     Cost (b)      Value (c)
   ------------                                                  -----------   ------------   ------------
                 AEROSPACE PRODUCT AND PARTS MANUFACTURING
                 -1.47%
   $ 1,625,000   Sequa Corp., 8.875%, Ser B 4-1-2008..........   BB            $  1,625,000   $  1,616,875
                                                                               ------------   ------------
                 BEVERAGE MANUFACTURING -0.48%
       530,000   Constellation Brands, Inc., 8.00%,
                   2-15-2008 (g)..............................   BB                 539,248        530,000
                                                                               ------------   ------------

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                        Market
      Amount                                                     (Unaudited)     Cost (b)      Value (c)
   ------------                                                  -----------   ------------   ------------
                 CHEMICAL MANUFACTURING-BASIC CHEMICAL
                 MANUFACTURING -3.42%
   $   275,000   Airgas, Inc., 9.125%, 10-1-2011 (g)..........   BB-           $    275,000   $    281,875
       430,000   General Chemical Industries, 10.625%,
                   5-1-2009...................................   B                  262,300        240,800
     1,500,000   Hercules, Inc., 11.125%, 11-15-2007 (g)......   B+               1,516,705      1,485,000
     1,750,000   Lyondell Chemical Co., 9.875%, Ser B
                   5-1-2007...................................   BB               1,740,372      1,763,125
                                                                               ------------   ------------
                                                                                  3,794,377      3,770,800
                                                                               ------------   ------------
                 COMPUTER MANUFACTURING-COMMUNICATIONS
                 EQUIPMENT -1.09%
     1,843,000   Lucent Technologies, Inc., 6.45%,
                   3-15-2029..................................   BB-              1,126,149      1,197,950
                                                                               ------------   ------------
                 CONSTRUCTION-RESIDENTIAL BUILDING -0.93%
     1,000,000   D.R. Horton, Inc., 9.375%, 3-15-2011.........   B+                 998,419      1,022,500
                                                                               ------------   ------------
                 CONTRACTORS-ELECTRICAL -0.24%
       265,000   Integrated Electric Services, Inc., 9.375%,
                   2-1-2009 (g)...............................   BB-                256,339        261,687
                                                                               ------------   ------------
                 ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
                 PROGRAMMING-3.19%
       750,000   Adelphia Communications Corp., 10.875%,
                   10-1-2010..................................   B+                 715,647        753,750
       750,000   Callahan Nordrhein-Westfalen, 14.00%,
                   7-15-2010..................................   B-                 750,000        547,500
       500,000   CSC Holdings, Inc., 7.625%, 4-1-2011 (g).....   BB+                483,310        500,899
     1,350,000   eKabel Hessen GMBH, 14.50%, 9-1-2010.........   B-               1,261,375        877,500
     1,450,000   Insight Communications Co., Inc., 12.28%,
                   2-15-2011 (Zero coupon through 2-15-2006,
                   thereafter 12.25%) (e)(f)..................   B-                 847,919        844,625
                                                                               ------------   ------------
                                                                                  4,058,251      3,524,274
                                                                               ------------   ------------
                 ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
                 DATABASE PUBLISHERS-0.99%
       550,000   American Greetings Corp., 11.75%,
                   7-15-2008 (g)..............................   BB+                531,114        522,500
       600,000   Primedia, Inc., 8.50%, Ser B 2-1-2006........   BB-                601,268        573,000
                                                                               ------------   ------------
                                                                                  1,132,382      1,095,500
                                                                               ------------   ------------
                 ENTERTAINMENT-RADIO AND TELEVISION
                 BROADCASTING-1.37%
    10,117,492   Australis Media Ltd., 14.00% 5-15-2003 (with
                   warrants) (a) (e) (f)......................   NR               7,594,969          1,012
       250,000   Echostar DBS Corp., 9.375%, 2-1-2009.........   B+                 253,060        255,312
     1,290,000   Fox Family Worldwide, Inc., 9.78%,
                   11-1-2007 (Zero coupon through 11-1-2002,
                   thereafter 10.25%) (f).....................   B                1,156,547      1,257,750
                                                                               ------------   ------------
                                                                                  9,004,576      1,514,074
                                                                               ------------   ------------
                 FINANCE-OTHER FINANCIAL INVESTMENT
                 ACTIVITIES-0.98%
     1,000,000   Sovereign Bancorp, Inc., 10.50%,
                   11-15-2006.................................   BB+                956,220      1,078,750
                                                                               ------------   ------------
                 FOREST NURSERIES AND GATHERING OF FOREST
                 PRODUCTS-0.59%
       635,000   Tembec Industries, Inc., 8.50%, 2-1-2011.....   BB+                647,579        654,050
                                                                               ------------   ------------
                 HEALTH CARE-GENERAL MEDICAL AND SURGICAL
                 HOSPITALS-8.95%
       200,000   HCA, Inc., 6.91%, 6-15-2005..................   BB+                197,432        200,350
     1,760,000   HCA, Inc., 7.125%, 6-1-2006..................   BB+              1,755,777      1,773,200
     2,250,000   HealthSouth Corp., 10.75%, 10-1-2008.........   BB+              2,289,413      2,463,750
     1,605,000   IASIS Healthcare Corp., 13.00%, 10-15-2009...   B-               1,710,255      1,613,025
       760,000   Tenet Healthcare Corp., 8.00%, 1-15-2005.....   BB+                781,079        799,900
     1,500,000   Tenet Healthcare Corp., 8.625%, 1-15-2007....   BB-              1,555,322      1,578,750
     1,000,000   Triad Hospitals, Inc., 11.00%, Ser B
                   5-15-2009..................................   B-               1,038,953      1,090,000
       200,000   Triad Hospitals, Inc., 8.75%,
                   5-1-2009 (g)...............................   B-                 200,000        206,000
       150,000   Vanguard Health Systems, Inc., 9.75%,
                   8-1-2011 (g)...............................   B-                 150,000        153,000
                                                                               ------------   ------------
                                                                                  9,678,231      9,877,975
                                                                               ------------   ------------
                 HEALTH CARE-INDIVIDUAL AND FAMILY
                 SERVICES-0.70%
       750,000   AdvancePCS, 8.50%, 4-1-2008..................   BB-                750,000        772,500
                                                                               ------------   ------------
                 HEALTH CARE-MEDICAL AND DIAGNOSTIC
                 LABORATORIES-1.03%
       975,000   Unilab Finance Corp., 12.75%, 10-1-2009......   B-                 966,764      1,131,000
                                                                               ------------   ------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
July 31, 2001

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                        Market
      Amount                                                     (Unaudited)     Cost (b)      Value (c)
   ------------                                                  -----------   ------------   ------------
                 HEALTH CARE-OUTPATIENT CARE CENTERS-0.81%
   $   250,000   Magellan Health Services, Inc., 9.375%,
                   11-15-2007 (g).............................   B+            $    250,000   $    257,500
       650,000   Select Medical Corp., 9.50%,
                   6-15-2009 (g)..............................   B                  650,000        633,750
                                                                               ------------   ------------
                                                                                    900,000        891,250
                                                                               ------------   ------------
                 INFORMATION-CABLE AND OTHER PROGRAM
                 DISTRIBUTION-3.35%
       600,000   British Sky Broadcasting Group plc, 8.20%,
                   7-15-2009..................................   BB+                601,366        610,859
       925,000   Charter Communications Holdings, 10.00%,
                   5-15-2011 (g)..............................   B+                 935,312        938,875
       500,000   Mediacom LLC/Mediacom Capital Corp., 7.875%,
                   2-15-2011..................................   B+                 451,948        463,750
     2,400,000   NTL Communications Corp., 14.54%, Ser B
                   10-1-2008 (Zero coupon through 10-1-2003,
                   thereafter 12.375%) (f)....................   B-               1,687,979      1,056,000
     1,500,000   United International Holdings, Inc., 13.36%,
                   Ser B 2-15-2008 (Zero coupon through
                   2-15-2003, thereafter 10.75%) (f)..........   B-               1,183,046        510,000
       300,000   United Pan-Europe Communications N.V.,
                   10.875%, Ser B 8-1-2009....................   B-                 240,068        117,000
                                                                               ------------   ------------
                                                                                  5,099,719      3,696,484
                                                                               ------------   ------------
                 INFORMATION-INTERNET SERVICE PROVIDERS AND
                 WEB SEARCH PORTALS-0.41%
       750,000   KPNQwest N.V., 8.125%, 6-1-2009..............   BB                 637,174        450,000
                                                                               ------------   ------------
                 INFORMATION-OTHER INFORMATION SERVICES-0.06%
     1,250,000   PSINet, Inc., 11.00%, 8-1-2009 (a)...........   D                  795,484         68,750
                                                                               ------------   ------------
                 INFORMATION-OTHER TELECOMMUNICATIONS-9.38%
       750,000   Asia Global Crossing Ltd., 13.375%,
                   10-15-2010.................................   B+                 735,547        573,750
     1,315,000   Charter Communications Holdings, 8.625%,
                   4-1-2009...................................   B+               1,244,599      1,259,112
     2,020,000   Global Crossing Holdings Ltd., 9.50%,
                   11-15-2009.................................   BB               1,993,060      1,515,000
       875,000   IMPSAT Fiber Networks, Inc., 13.75%,
                   2-15-2005..................................   B-                 875,000        210,000
     1,000,000   International Cabletel, Inc., 11.50%, Ser B
                   2-1-2006...................................   B-                 996,352        660,000
       540,000   Level 3 Communications, Inc., 11.00%,
                   3-15-2008..................................   CCC+               242,786        307,800
       250,000   Level 3 Communications, Inc., 14.84%,
                   3-15-2010 (Zero coupon through 3-15-2005,
                   thereafter 12.875%) (f)....................   B                  139,263         67,500
     3,835,000   Level 3 Communications, Inc., 9.125%,
                   5-1-2008...................................   CCC+             2,312,263      2,090,075
       320,000   Metromedia Fiber Network, Inc., 10.00%,
                   12-15-2009.................................   B+                 212,530         88,000
     2,135,000   Metromedia Fiber Network, Inc., 10.00%, Ser B
                   11-15-2008.................................   B+               1,916,221        587,125
     1,795,000   Spectrasite Holdings, Inc., 16.37%,
                   4-15-2009 (Zero coupon through 4-15-2004,
                   thereafter 11.25%) (f).....................   B-                 957,358        682,100
     1,500,000   Telewest Communications plc, 11.00%,
                   10-1-2007..................................   B                1,455,511      1,196,250
       840,000   Williams Communications Group, Inc., 10.875%,
                   10-1-2009..................................   B+                 568,102        361,200
     1,750,000   Williams Communications Group, Inc., 11.875%,
                   8-1-2010...................................   B+               1,384,300        752,500
                                                                               ------------   ------------
                                                                                 15,032,892     10,350,412
                                                                               ------------   ------------
                 INFORMATION-TELECOMMUNICATIONS
                 SATELLITE-0.94%
     1,000,000   Echostar Broadband Corp., 10.375%,
                   10-1-2007..................................   B                1,000,000      1,041,250
                                                                               ------------   ------------
                 INFORMATION-WIRED TELECOMMUNICATIONS
                 CARRIERS-4.28%
       310,000   Allegiance Telecom, Inc., 12.875%,
                   5-15-2008..................................   B                  277,635        277,450
       595,000   Focal Communications Corp., 11.875%, Ser B
                   1-15-2010..................................   CCC                330,268        139,825
     1,500,000   Hyperion Telecommunications, 12.25%, Ser B
                   9-1-2004...................................   BB-              1,565,202      1,155,000
     1,500,000   Madison River Communications, 13.25%,
                   3-1-2010...................................   CCC+             1,481,054        720,000
     1,500,000   McLeodUSA, Inc., 11.375%, 1-1-2009...........   CCC+             1,489,069        877,500
     1,200,000   Nextlink Communications, Inc., 10.50%,
                   12-1-2009..................................   CCC              1,200,000        408,000
       900,000   Nextlink Communications, Inc., 14.49%,
                   12-1-2009 (Zero coupon through 12-1-2004,
                   thereafter 12.125%) (f)....................   CCC                522,729        135,000
       562,000   RCN Corp., 34.99%, Ser B 2-15-2008 (Zero
                   coupon through 2-15-2003, thereafter
                   9.80%) (f).................................   B-                 146,526        140,500
     2,030,000   Williams Communications Group, Inc., 11.70%,
                   8-1-2008...................................   B+               1,155,239        872,900
                                                                               ------------   ------------
                                                                                  8,167,722      4,726,175
                                                                               ------------   ------------
                 INFORMATION-WIRELESS TELECOMMUNICATIONS
                 CARRIERS-6.16%
     1,640,000   Crown Castle International Corp., 9.375%,
                   8-1-2011 (g)...............................   B                1,611,725      1,463,700
     3,670,000   Nextel Communications, Inc., 9.375%,
                   11-15-2009.................................   B                3,287,054      3,023,162
     1,800,000   Telecorp PCS, Inc., 11.625%, 4-15-2009 (Zero
                   coupon through 4-15-2004, thereafter
                   11.625%) (f)...............................   B3*              1,344,726      1,156,500

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                        Market
      Amount                                                     (Unaudited)     Cost (b)      Value (c)
   ------------                                                  -----------   ------------   ------------
   $ 1,800,000   Tritel PCS, Inc., 11.51%, 5-15-2009 (Zero
                   coupon through 5-15-2004, thereafter
                   12.75%) (f)................................   B3*           $  1,380,953   $  1,152,000
                                                                               ------------   ------------
                                                                                  7,624,458      6,795,362
                                                                               ------------   ------------
                 MACHINERY MANUFACTURING-INDUSTRIAL MACHINERY
                 -1.17%
     1,250,000   Terex Corp., 10.375%, 4-1-2011 (e)...........   B                1,260,627      1,293,750
                                                                               ------------   ------------
                 MANAGEMENT, SCIENTIFIC AND TECH CONSULTING
                 SERVICES-0.15%
       285,000   Allegiance Telecom, Inc., 19.08%, Ser B
                   2-15-2008 (Zero coupon through 2-15-2003,
                   thereafter 11.75%) (f).....................   B                  164,622        165,300
                                                                               ------------   ------------
                 MANUFACTURING-MISCELLANEOUS-1.14%
     1,250,000   BRL Universal Equipment, 8.875%, 2-15-2008...   BB-              1,250,000      1,256,250
                                                                               ------------   ------------
                 OTHER SERVICES-DEATH CARE SERVICES-2.04%
     2,375,000   Service Corp. International, 6.50%,
                   3-15-2008..................................   BB-              1,615,050      1,879,219
       250,000   Service Corp. International, 6.875%,
                   10-1-2007..................................   BB-                207,567        202,813
       165,000   Stewart Enterprises, Inc., 10.75%,
                   7-1-2008 (g)...............................   B+                 165,000        173,250
                                                                               ------------   ------------
                                                                                  1,987,617      2,255,282
                                                                               ------------   ------------
                 PAPER, PULP AND PAPERBOARD MILLS -2.05%
       690,000   Potlatch Corp., 10.00%, 7-15-2011 (g)........   BB+                694,842        703,800
     1,500,000   Stone Container Corp., 9.75%, 2-1-2011.......   B                1,536,345      1,560,000
                                                                               ------------   ------------
                                                                                  2,231,187      2,263,800
                                                                               ------------   ------------
                 PETROLEUM AND COAL-MINING SUPPORT
                 ACTIVITIES-0.27%
       300,000   Key Energy Services, Inc., 8.375%,
                   3-1-2008 (e)...............................   BB-                300,000        299,250
                                                                               ------------   ------------
                 PETROLEUM AND COAL-OIL AND GAS
                 EXTRACTION-4.38%
       670,000   Baytex Energy Ltd., 10.50%, 2-15-2011 (e)....   B-                 670,000        663,300
       625,000   Nuevo Energy Co., 9.375%, Ser B 10-1-2010....   B+                 625,000        609,375
     1,000,000   Pioneer Natural Resources Co., 9.625%,
                   4-1-2010...................................   BB+                996,766      1,114,726
     1,400,000   Pogo Producing Co., 8.25%, Ser B 4-15-2011...   BB               1,418,875      1,386,000
     1,000,000   Swift Energy Co., 10.25%, 8-1-2009...........   B                1,005,101      1,058,750
                                                                               ------------   ------------
                                                                                  4,715,742      4,832,151
                                                                               ------------   ------------
                 PETROLEUM AND COAL-PRODUCTS MANUFACTURING
                 -0.52%
       550,000   Georgia Gulf Corp., 10.375%, 11-1-2007.......   BB-                573,375        572,000
                                                                               ------------   ------------
                 PIPELINE-TRANSPORTATION OF NATURAL GAS-1.19%
     1,520,000   Pacific Gas & Electric Co., 7.25%, Ser 93D
                   8-1-2026...................................   CCC              1,277,632      1,311,000
                                                                               ------------   ------------
                 PRIMARY METAL MANUFACTURING-IRON, STEEL MILLS
                 AND FERROALLY -0.74%
       810,000   U.S. Steel L.L.C., 10.75%, 8-1-2008 (g)......   BB                 800,269        814,050
                                                                               ------------   ------------
                 PRINTING AND RELATED SUPPORT ACTIVITIES-0.86%
       900,000   Quebecor Media, Inc., 11.125%,
                   7-15-2011 (g)..............................   BB-                880,223        949,500
                                                                               ------------   ------------
                 RECREATION-AMUSEMENT PARKS AND ARCADES-0.55%
       725,000   Six Flags, Inc., 11.67%, 4-1-2008 (Zero
                   coupon through 4-1-2003, thereafter
                   10.00%) (f)................................   B                  555,638        601,750
                                                                               ------------   ------------
                 RECREATION-GAMBLING INDUSTRIES-2.76%
     1,500,000   Argosy Gaming Co., 10.75%, 6-1-2009..........   B+               1,500,000      1,625,625
       350,000   Park Place Entertainment Corp., 9.375%,
                   2-15-2007..................................   BB+                345,441        372,313
     1,000,000   Penn National Gaming, Inc., 11.125%,
                   3-1-2008 (e)...............................   B-               1,000,000      1,047,500
                                                                               ------------   ------------
                                                                                  2,845,441      3,045,438
                                                                               ------------   ------------
                 RETAIL-OTHER MOTOR VEHICLE DEALERS-0.51%
       530,000   United Rentals, Inc., 10.75%,
                   4-15-2008 (g)..............................   BB                 530,000        561,800
                                                                               ------------   ------------
                 TRANSPORTATION-RAIL-0.72%
       750,000   Kansas City Southern Railway Co., 9.50%,
                   10-1-2008..................................   BB-                750,000        795,000
                                                                               ------------   ------------
                 UTILITIES-ELECTRIC GENERATION, TRANSMISSION
                 AND DISTRIBUTION-5.78%
     2,000,000   AES Corp., 9.50%, 6-1-2009...................   BB               1,912,965      2,040,000
       500,000   Calpine Corp., 8.625%, 8-15-2010.............   BB+                499,397        514,317

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
July 31, 2001

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                        Market
      Amount                                                     (Unaudited)     Cost (b)      Value (c)
   ------------                                                  -----------   ------------   ------------
   $ 1,200,000   CMS Energy Corp., 7.50%, 1-15-2009...........   BB            $  1,138,619   $  1,155,047
       960,000   Kansas Gas & Electric, 7.60%, 12-15-2003.....   BB+                962,153        983,745
     1,665,000   Mission Energy Holding Co., 13.50%,
                   7-15-2008 (g)..............................   BB-              1,628,462      1,677,488
                                                                               ------------   ------------
                                                                                  6,141,596      6,370,597
                                                                               ------------   ------------
                 UTILITIES-WATER, SEWAGE AND OTHER
                 SYSTEMS-1.39%
     1,500,000   Azurix Corp., 10.75%, Ser B 2-15-2010........   BB               1,396,372      1,530,000
                                                                               ------------   ------------
                 WASTE MANAGEMENT, ADMINISTRATIVE-SERVICES TO
                 BUILDINGS AND DWELLINGS-0.83%
     1,000,000   Building One Services Corp., 10.50%,
                   5-1-2009...................................   B+                 967,773        915,000
                                                                               ------------   ------------
                 WASTE MANAGEMENT, ADMINISTRATIVE-WASTE
                 COLLECTION-0.46%
       635,000   Browning-Ferris Industries, Inc., 7.40%,
                   9-15-2035..................................   BB-                527,134        510,579
                                                                               ------------   ------------
                 WASTE MANAGEMENT, ADMINSTRATIVE-WASTE
                 TREATMENT AND DISPOSAL-1.62%
     1,800,000   Allied Waste North America, 7.875%, Ser B
                   1-1-2009...................................   BB-              1,756,372      1,786,500
                                                                               ------------   ------------
                 WHOLESALERS-PROFESSIONAL AND COMMERCIAL
                 EQUIPMENT-0.42%
       450,000   Owens & Minor, Inc., 8.50%, 7-15-2011 (g)....   B+                 450,000        459,000
                                                                               ------------   ------------
                 WOOD PRODUCT MANUFACTURING-OTHER WOOD PRODUCT
                 -0.56%
       620,000   Louisiana-Pacific Corp., 8.50%, 8-15-2005....   BB                 596,028        622,755
                                                                               ------------   ------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................                 $106,748,632   $ 89,278,370
                                                                               ============   ============

U.S. GOVERNMENT SECURITIES-0.99%
--------------------------------------------------------------------------------

    Principal                                                                      Market
      Amount                                                       Cost (b)      Value (c)
   ------------                                                  ------------   ------------
                 U.S. TREASURY SECURITIES - 0.99%
                 NOTES:
   $ 1,100,000   5.00% 2011...................................   $  1,085,436   $  1,096,820
                                                                 ------------   ------------

COMMON STOCKS AND WARRANTS-0.68%
--------------------------------------------------------------------------------

                                                                                   Market
      Shares                                                       Cost (b)      Value (c)
   ------------                                                  ------------   ------------
                 APPAREL MANUFACTURING-CUT AND SEW
                 APPAREL-0.00%
         1,250   Hosiery Corp. of America, Inc.
                   Class A (a) (e)............................   $     21,150   $        125
                                                                 ------------   ------------
                 ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
                 DATABASE PUBLISHERS-0.00%
         5,542   Marvel Enterprises, Inc.
                   Class A (Warrants) (a).....................        380,278              5
         9,387   Marvel Enterprises, Inc.
                   Class C (Warrants) (a).....................      1,288,210             94
                                                                 ------------   ------------
                                                                    1,668,488             99
                                                                 ------------   ------------
                 INFORMATION-OTHER TELECOMMUNICATIONS-0.51%
           750   @Track Communications,
                   Inc. (Warrants) (a)(e).....................         13,125          1,050
        12,800   Powertel, Inc. (Warrants) (a)(e).............         94,118        563,830
                                                                 ------------   ------------
                                                                      107,243        564,880
                                                                 ------------   ------------
                 INFORMATION-WIRELESS TELECOMMUNICATIONS
                 CARRIERS-0.09%
         6,060   Adelphia Business Solutions, Inc.,
                   Class B (g)................................         20,019         24,119
        10,797   Telus Corp. (Warrants) (a)(e)................         76,719         75,627
                                                                 ------------   ------------
                                                                       96,738         99,746
                                                                 ------------   ------------
                 PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
                 AND RELATED-0.08%
         3,750   Splitrock Service (Warrants) (a)(e)..........         46,195         82,500
                                                                 ------------   ------------
                 TOTAL COMMON STOCKS AND WARRANTS.............      1,939,814        747,350
                                                                 ------------   ------------
                 TOTAL LONG-TERM INVESTMENTS..................   $120,167,693   $101,446,914
                                                                 ============   ============

SHORT-TERM INVESTMENTS-8.70%
--------------------------------------------------------------------------------

    Principal                                                       Market
      Amount                                                      Value (c)
   ------------                                                  ------------
                 FINANCE-DEPOSITORY CREDIT BANKING-8.70%
   $ 9,583,000   Repurchase Agreement, 3.77%, 8-1-2001........   $  9,583,000
         8,294   U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 3.70%........          8,294
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................      9,591,294
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $129,758,987)(B)...........................   $111,038,208
                                                                 ============

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At July 31, 2001, the cost of securities for federal income tax purposes was $130,309,469 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  2,713,447
Unrealized depreciation.....................................   (21,984,708)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $(19,271,261)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.31% of net assets as of July 31, 2001.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired   Shares/Par     Security                                               Cost Basis
---------------   ----------     --------                                               ----------
1997                      750    @Track Communications, Inc. (Warrants) - 144A           $   13,125
1996-1997          10,117,492    Australis Media Ltd. (with warrants) due 2003            7,594,969
2001                  670,000    Baytex Energy Ltd. due 2011 - 144A                         670,000
1994                    1,250    Hosiery Corp. of America, Inc. Class A - 144A               21,150
2001                1,450,000    Insight Communications Co., Inc. due 2011 - 144A           847,919
2001                  300,000    Key Energy Services, Inc. due 2008 - 144A                  300,000
2001                1,000,000    Penn National Gaming, Inc. due 2008 - 144A               1,000,000
1997                   12,800    Powertel, Inc. (Warrants) - 144A                            94,118
1998                    3,750    Splitrock Service (Warrants) - 144A                         46,195
1996                   10,797    Telus Corp. (Warrants) - 144A                               76,719
2001                1,250,000    Terex Corp. due 2011 - 144A                              1,260,627

The aggregate value of these securities at July 31, 2001, was $4,872,569, which represents 4.42% of total net assets.

 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2001, was $13,970,454, which represents 12.66% of total net assets.
  * Moody's Rating

FORTIS BOND FUNDS

Statements of Assets and Liabilities

July 31, 2001

--------------------------------------------------------------------------------

                                                              U.S. GOVERNMENT    STRATEGIC
                                                                SECURITIES        INCOME       HIGH YIELD
                                                                   FUND            FUND         PORTFOLIO
                                                              ---------------    ---------      ---------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $245,160,120; $27,351,676;
    and $129,758,987; respectively) (Note 1)................    $254,714,359   $ 26,872,278   $111,038,208
  Cash on deposit with custodian............................           3,828            480          2,887
  Foreign currency on deposit with custodian................              --          1,220             --
  Collateral for securities lending transactions (Note 1)
    *.......................................................      62,862,197             --             --
  Receivables:
    Unrealized appreciation on forward foreign currency
     contracts (Notes 1 and 3)..............................              --            629             --
    Investment securities sold..............................          16,307             --          1,750
    Interest and dividends..................................       2,146,199        435,278      2,866,209
    Subscriptions of capital stock..........................         195,890             --          8,029
  Deferred registration costs (Note 1)......................          27,087         16,788         22,679
  Deferred organizational costs (Note 1)....................              --          8,659             --
                                                                ------------   ------------   ------------
TOTAL ASSETS................................................     319,965,867     27,335,332    113,939,762
                                                                ------------   ------------   ------------
LIABILITIES:
  Cash portion of dividends payable.........................         292,340          5,070        304,517
  Payable upon return of securities loaned (Note 1) *.......      62,862,197             --             --
  Payable for investment securities purchased...............       9,441,094        742,821      3,183,737
  Redemptions of capital stock..............................         228,158             --         23,428
  Payable for investment advisory and management fees
    (Note 2)................................................         149,339         17,781         69,427
  Payable for distribution fees (Note 2)....................           4,708          1,320         10,733
  Accounts payable and accrued expenses.....................          54,380         15,457         38,006
                                                                ------------   ------------   ------------
TOTAL LIABILITIES...........................................      73,032,216        782,449      3,629,848
                                                                ------------   ------------   ------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per
    share-authorized 10,000,000,000 10,000,000,000, and
    10,000,000,000 shares, respectively.....................     306,090,660     30,380,922    186,568,316
  Unrealized appreciation (depreciation) of investments in
    securities and other assets and liabilities denominated
    in foreign currency.....................................       9,554,239       (478,695)   (18,720,779)
  Undistributed (distributions in excess of) net investment
    income..................................................              --        (11,823)            --
  Accumulated net realized loss from sale of investments....     (68,711,248)    (3,337,521)   (57,537,623)
                                                                ------------   ------------   ------------
TOTAL NET ASSETS............................................    $246,933,651   $ 26,552,883   $110,309,914
                                                                ============   ============   ============
* Including securities on loan of:..........................    $ 61,164,169   $         --   $         --
                                                                ------------   ------------   ------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $47,798,385;
  $24,588,075; and $68,416,722; respectively and 5,100,506;
  2,882,785; and 13,008,206 shares outstanding;
  respectively).............................................           $9.37          $8.53          $5.26
                                                                ------------   ------------   ------------
Class B shares (based on net assets of $5,284,369; $767,160;
  and $11,485,148; respectively and 565,614; 89,975; and
  2,180,968 shares outstanding; respectively)...............           $9.34          $8.53          $5.27
                                                                ------------   ------------   ------------
Class C shares (based on net assets of $1,603,039; $196,834;
  and $3,133,701; respectively and 171,612; 23,070; and
  596,121 shares outstanding; respectively).................           $9.34          $8.53          $5.26
                                                                ------------   ------------   ------------
Class E shares (based on net assets of $182,170,128; $0; and
  $0; respectively and 19,449,047; 0; and 0 shares
  outstanding; respectively)................................           $9.37             --             --
                                                                ------------   ------------   ------------
Class H shares (based on net assets of $10,077,730;
  $1,000,814; and $27,274,343; respectively and 1,079,002;
  117,411; and 5,183,494 shares outstanding;
  respectively).............................................           $9.34          $8.52          $5.26
                                                                ------------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Operations

For the Year Ended July 31, 2001

--------------------------------------------------------------------------------

                                                              U.S. GOVERNMENT    STRATEGIC
                                                                SECURITIES        INCOME       HIGH YIELD
                                                                   FUND            FUND         PORTFOLIO
                                                              ---------------    ---------      ---------
NET INVESTMENT INCOME:
  Income:
    Interest income.........................................    $ 16,404,147   $  2,311,682   $ 13,628,551
    Dividend income.........................................              --             --         86,198
    Fee income (Note 1).....................................          47,005             --             --
                                                                ------------   ------------   ------------
  Total income..............................................      16,451,152      2,311,682     13,714,749
                                                                ------------   ------------   ------------
  Expenses:
    Investment advisory and management fees (Note 2)........       1,774,831        207,113        918,123
    Distribution fees (Class A) (Note 2)....................         117,321         59,984        265,606
    Distribution fees (Class B) (Note 2)....................          47,283          7,310        131,192
    Distribution fees (Class C) (Note 2)....................          16,423          1,914         36,684
    Distribution fees (Class H) (Note 2)....................          91,030          9,730        313,501
    Registration fees.......................................          52,897         37,098         41,001
    Shareholders' notices and reports.......................          49,000          5,750         26,013
    Legal and auditing fees (Note 2)........................          31,500         15,995         25,200
    Custodian fees..........................................          12,800          2,100          7,700
    Directors' fees and expenses............................          22,125          1,925          7,875
    Amortization of organization costs......................              --          6,504             --
    Other...................................................          13,875          1,299          7,830
                                                                ------------   ------------   ------------
  Total expenses............................................       2,229,085        356,722      1,780,725
                                                                ------------   ------------   ------------
  Less reimbursable expenses (Note 2).......................              --        (57,265)            --
                                                                ------------   ------------   ------------
  Net Expenses..............................................       2,229,085        299,457      1,780,725
                                                                ------------   ------------   ------------
NET INVESTMENT INCOME.......................................      14,222,067      2,012,225     11,934,024
                                                                ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS: (NOTE 1)
  Net Realized Gain (Loss) from:
  Investments...............................................       5,061,260     (1,766,309)   (12,513,401)
  Foreign currency transactions.............................              --        (18,239)            --
                                                                ------------   ------------   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................       5,061,260     (1,784,548)   (12,513,401)
                                                                ------------   ------------   ------------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF:
  Investments...............................................       9,056,777        902,918     (4,558,712)
  Translation of assets and liabilities denominated in
    foreign currency........................................              --         19,859             --
                                                                ------------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION OR DEPRECIATION ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS.............       9,056,777        922,777     (4,558,712)
                                                                ------------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY.........      14,118,037       (861,771)   (17,072,113)
                                                                ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $ 28,340,104   $  1,150,454   $ (5,138,089)
                                                                ============   ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                                 FOR THE        FOR THE
                                                               YEAR ENDED     YEAR ENDED
                                                              JULY 31, 2001  JULY 31, 2000
                                                              -------------  -------------
OPERATIONS:
  Net investment income.....................................  $ 14,222,067   $ 15,509,546
  Net realized gain (loss) on investments...................     5,061,260     (8,494,120)
  Net change in unrealized appreciation on investments......     9,056,777      4,693,992
                                                              ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    28,340,104     11,709,418
                                                              ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................    (2,778,272)    (2,557,139)
    Class B.................................................      (233,961)      (215,280)
    Class C.................................................       (82,431)      (124,720)
    Class E.................................................   (11,079,898)   (12,008,659)
    Class H.................................................      (437,775)      (468,809)
                                                              ------------   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................   (14,612,337)   (15,374,607)
                                                              ------------   ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (2,142,794 and 1,110,496 shares)................    19,797,682      9,847,313
    Class B (228,446 and 122,246 shares)....................     2,096,634      1,080,047
    Class C (515,330 and 57,680 shares).....................     4,763,109        507,372
    Class E (1,046,509 and 776,447 shares)..................     9,587,285      6,846,258
    Class H (334,480 and 265,462 shares)....................     3,047,447      2,351,553
  Proceeds from shares issued as a result of reinvested
    dividends
    Class A (228,678 and 218,565 shares)....................     2,103,565      1,932,441
    Class B (22,505 and 20,958 shares)......................       206,415        184,777
    Class C (8,279 and 9,640 shares)........................        75,881         84,905
    Class E (896,129 and 987,089 shares)....................     8,235,311      8,724,268
    Class H (39,785 and 40,598 shares)......................       364,824        357,814
  Less cost of repurchase of shares
    Class A (2,195,092 and 1,902,722 shares)................   (20,236,313)   (16,855,020)
    Class B (167,991 and 186,544 shares)....................    (1,543,110)    (1,646,906)
    Class C (533,762 and 229,546 shares)....................    (4,931,298)    (2,010,287)
    Class E (3,331,201 and 9,289,894 shares)................   (30,517,960)   (82,306,339)
    Class H (240,170 and 509,388 shares)....................    (2,199,057)    (4,482,745)
                                                              ------------   ------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........    (9,149,585)   (75,384,549)
                                                              ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     4,578,182    (79,049,738)
NET ASSETS:
  Beginning of year.........................................   242,355,469    321,405,207
                                                              ------------   ------------
  End of year (includes undistributed net investment income
    of $0 and $390,270, respectively).......................  $246,933,651   $242,355,469
                                                              ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                                                 FOR THE        FOR THE
                                                               YEAR ENDED     YEAR ENDED
                                                              JULY 31, 2001  JULY 31, 2000
                                                              -------------  -------------
OPERATIONS:
  Net investment income.....................................  $  2,012,225   $  1,867,029
  Net realized loss on investments and foreign currency
    transactions............................................    (1,784,548)      (765,242)
  Net change in unrealized appreciation or depreciation on
    investments and foreign currency transactions...........       922,777        (63,127)
                                                              ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     1,150,454      1,038,660
                                                              ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................    (1,877,214)    (1,785,876)
    Class B.................................................       (51,936)       (57,026)
    Class C.................................................       (13,607)       (14,523)
    Class H.................................................       (69,081)       (56,278)
                                                              ------------   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................    (2,011,838)    (1,913,703)
                                                              ------------   ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (632,075 and 86,532 shares).....................     5,576,844        775,496
    Class B (32,454 and 19,785 shares)......................       279,383        177,599
    Class C (3,443 and 5,895 shares)........................        29,783         53,196
    Class H (70,515 and 38,704 shares)......................       609,459        345,855
  Proceeds from shares issued as a result of reinvested
    dividends
    Class A (213,749 and 196,209 shares)....................     1,846,320      1,756,547
    Class B (4,817 and 5,164 shares)........................        41,610         46,249
    Class C (1,100 and 1,148 shares)........................         9,510         10,297
    Class H (4,366 and 3,045 shares)........................        37,668         27,272
  Less cost of repurchase of shares
    Class A (580,146 and 94,045 shares).....................    (5,122,272)      (840,367)
    Class B (38,650 and 22,693 shares)......................      (332,941)      (203,545)
    Class C (2,949 and 9,526 shares)........................       (25,773)       (85,695)
    Class H (49,297 and 32,038 shares)......................      (428,170)      (286,909)
                                                              ------------   ------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........     2,521,421      1,775,995
                                                              ------------   ------------
TOTAL INCREASE IN NET ASSETS................................     1,660,037        900,952
NET ASSETS:
  Beginning of year.........................................    24,892,846     23,991,894
                                                              ------------   ------------
  End of year (includes undistributed (excess distributions
    over) net investment income of ($11,823) and $149,
    respectively)...........................................  $ 26,552,883   $ 24,892,846
                                                              ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                                                 FOR THE        FOR THE
                                                               YEAR ENDED     YEAR ENDED
                                                              JULY 31, 2001  JULY 31, 2000
                                                              -------------  -------------
OPERATIONS:
  Net investment income.....................................  $ 11,934,024   $ 14,754,964
  Net realized loss on investments..........................   (12,513,401)   (19,047,717)
  Net change in unrealized appreciation or depreciation on
    investments.............................................    (4,558,712)     3,067,238
                                                              ------------   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........    (5,138,089)    (1,225,515)
                                                              ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................    (7,685,709)    (8,382,825)
    Class B.................................................    (1,252,977)    (1,557,448)
    Class C.................................................      (345,802)      (422,659)
    Class H.................................................    (2,966,366)    (3,734,428)
                                                              ------------   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................   (12,250,854)   (14,097,360)
                                                              ------------   ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (2,346,729 and 2,013,364 shares)................    13,261,296     12,910,014
    Class B (238,990 and 283,547 shares)....................     1,384,559      1,811,572
    Class C (50,656 and 74,804 shares)......................       284,544        481,045
    Class H (602,086 and 763,153 shares)....................     3,460,394      4,885,686
  Proceeds from shares issued as a result of reinvested
    dividends
    Class A (990,177 and 936,073 shares)....................     5,575,516      5,941,152
    Class B (104,468 and 108,828 shares)....................       589,024        691,570
    Class C (47,367 and 57,988 shares)......................       267,516        367,777
    Class H (258,946 and 275,130 shares)....................     1,459,825      1,748,051
  Less cost of repurchase of shares
    Class A (3,911,616 and 5,403,127 shares)................   (22,126,496)   (34,622,273)
    Class B (682,888 and 1,293,030 shares)..................    (3,896,307)    (8,277,560)
    Class C (199,916 and 343,647 shares)....................    (1,132,249)    (2,200,198)
    Class H (1,647,211 and 3,535,047 shares)................    (9,371,524)   (22,677,595)
                                                              ------------   ------------
NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........   (10,243,902)   (38,940,759)
                                                              ------------   ------------
TOTAL DECREASE IN NET ASSETS................................   (27,632,845)   (54,263,634)
NET ASSETS:
  Beginning of year.........................................   137,942,759    192,206,393
                                                              ------------   ------------
  End of year (includes undistributed net investment income
    of $0 and $316,830, respectively).......................  $110,309,914   $137,942,759
                                                              ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. U.S. Government Securities Fund ("U.S. Government") and Strategic Income Fund are series of Fortis Income Portfolios, Inc. ("Fortis Income") and Fortis High Yield Portfolio ("High Yield") is a fund within the Fortis Advantage Portfolios, Inc. ("Fortis Advantage"). The investment objectives of each fund are as follows:

   - The objective of the U.S. Government Securities Fund is to maximize total return (from current income and capital appreciation), while providing shareholders with a level of current income consistent with prudent investment risk.

   - The objective of the Strategic Income Fund is to maximize total return (from current income and capital appreciation) by primarily investing in
     (a) U.S. Government securities, (b) investment and non-investment grade fixed income securities issued by foreign governments and companies, and
     (c) investment and non-investment grade fixed income securities issued by U.S. issuers, which, in the opinion of the fund's investment adviser, do not subject the fund to unreasonable investment risk.

   - The objective of the High Yield Portfolio is to maximize total return (from current income and capital appreciation) with a focus on high current income by investing primarily in a diversified portfolio of high yielding, fixed income securities which, in the opinion of the fund's investment adviser, do not subject the fund to unreasonable investment risk.

   The Articles of Incorporation of Fortis Income and Fortis Advantage permit the Board of Directors to create additional funds in the future.

   The funds offer Class A, Class B, Class C, Class E (for U.S. Government only) and Class H shares.

   The U.S. Government Fund and High Yield Portfolio began to issue multiple class shares effective November 14, 1994. The inception of Strategic Income Fund was November 10, 1997, and the commencement of operations was December 1, 1997. Class A and E shares are sold with a front-end sales charge. For U.S. Government Fund, Class E shares are only available to existing shareholders on November 14, 1994. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the funds on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 2001, U.S. Government Fund and Strategic Income Fund have entered into outstanding when-issued or forward commitments of $9,441,094 and $725,156.

   FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS:
   Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on security transactions and other translation gains or losses on dividends, interest income and foreign withholding taxes.

   Certain funds may enter into forward foreign currency exchange contracts for the operational purposes and attempt to minimize the risk from adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The funds are subject to the credit risk that the other party will not complete the obligations of the contract.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. Each fund amortizes original issue discount, long-term bond premium, and market discount.

   For the year ended July 31, 2001, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                      Cost of         Proceeds
                                                     Purchases       from Sales
   -----------------------------------------------------------------------------
   U.S. Government Securities Fund..............    $323,453,338    $325,860,324
   Strategic Income Fund........................      21,643,804      19,184,969
   High Yield Portfolio.........................     131,754,498     146,442,682

FORTIS BOND FUNDS

--------------------------------------------------------------------------------

   LENDING OF PORTFOLIO SECURITIES: At July 31, 2001, securities valued at $61,164,169 were on loan to brokers from the U.S. Government Fund. For collateral, the fund's custodian received $62,862,197 in cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. Fee income from securities lending amounted to $47,005 for U.S. Government for the year ended July 31, 2001. The risks to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period. Organizational costs were incurred with the commencement of operations of the Strategic Income Fund. These costs are amortized over 60 months on a straight line basis, beginning December 1, 1997.

   FEDERAL TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The effect on dividend distributions, if any, of certain current year permanent book-to-tax differences is reflected as "excess distributions" of net realized gains in the statements of changes in net assets and the financial highlights.

   On the statements of Assets and Liabilities, due to permanent book-to-tax differences, in Strategic Income Fund; accumulated net realized gain has increased by $18,239 and undistributed net income was decreased by $12,359, resulting in a net reclassification adjustment to decrease paid-in-capital by $5,880.

   For federal income tax purposes U.S. Government had a capital loss carryover of $68,711,248, Strategic Income had $3,337,521 and High Yield had $56,987,141 at July 31, 2001, which, if not offset by subsequent capital gains, will expire in 2002 through 2010. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market and value of the collateral is in excess of the repurchase agreement in the event of default.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: Distributions from net investment income are declared daily and paid monthly. The funds will generally make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value without any charge to the shareholder or paid in cash.

   ILLIQUID SECURITIES: At July 31, 2001, investments in securities for the High Yield Portfolio included issues that are illiquid. The funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 2001, was $4,872,569 for High Yield which represents 4.42% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   HIGH-YIELD DEBT SECURITIES: Although High Yield and Strategic Income have diversified portfolios, the funds have 80.93% and 26.39%, respectively, of total net assets invested in non-investment grade (high-yield) and comparable quality unrated high-yield securities. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower rated securities generally fluctuate more than higher quality securities, and such prices may decline significantly in periods of general economic difficulty of rising interest rates.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   BANK BORROWINGS: Several Fortis Funds including the High Yield Portfolio have a revolving credit agreement with U.S. Bank Minnesota N.A., whereby the funds are permitted to have a bank borrowing for temporary and emergency purposes to meet large redemption requests by shareholders; and cover securities purchased when matched or when earlier trades have failed. The agreement, which enables the funds to participate with other Fortis Funds, permits borrowings up to $50 million, collectively. Interest is expensed to each participating fund based on its borrowings and will be calculated at the borrowers' option of: the reserve-adjusted LIBOR plus a "margin" of 20 basis points; or the Federal Funds rate plus a "margin" of 45 basis points. Each fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The High Yield Portfolio had no borrowings outstanding during the year ended July 31, 2001.

   NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for the fiscal years beginning after December 15, 2000. The revised guide is not expected to have a significant impact on the funds' financial position, statements of operations, changes in net assets and financial highlights.

--------------------------------------------------------------------------------

2. PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company ("HIFSCO") (See Note 4), is the investment adviser for the funds. Investment advisory and management fees are computed at an annual rate of .8% of the first $50 million of average daily net assets and .7% of average daily net assets in excess of $50 million for U.S. Government, Strategic Income, and High Yield. In addition to the investment advisory and management fee, Classes A, B, C and H pay Woodbury Financial Services, Inc., formerly Fortis Investors, Inc., (the principal underwriter) distribution fees equal to .25% of average daily net assets for Class A for U.S. Government and Strategic Income and .35% of average daily net assets for Class A of High Yield and 1.00% of average daily net assets for U.S. Government, Strategic Income and High Yield Classes B, C and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Woodbury Financial Services, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) as follows:

                                                    Class A     Class B    Class C    Class H    Class E
   -----------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund..............    $164,476    $13,337     $281      $20,585    $66,670
   Strategic Income Fund........................    $ 14,578    $ 3,295     $  5      $ 1,213         --
   Fortis High Yield Portfolio..................    $101,396    $43,255     $181      $91,269         --

   HIFSCO has voluntarily undertaken to limit annual expenses for Strategic Income (exclusive of interest, taxes, brokerage commissions and non-recurring extraordinary charges and expenses) commencing December 1, 1997 to 1.10% of average daily net assets for Class A and 1.85% for Classes B, C and H. During the year ended July 31, 2001, HIFSCO waived $57,265 of its advisory fee.

   As adviser for the Fortis Bond Funds, Hartford Financial Services Company ("HIFSCO") has retained Hartford Investment Management Company ("HIMCO") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the Board of Directors of the Bond Funds. Pursuant to the sub-advisory agreements, HIMCO will regularly provide the funds with investment research, advise and supervision and furnish continuously an investment program consistent with the funds' investment objectives and policies, including the purchase, retention and disposition of securities.

   For the year ended July 31, 2001, legal fees and expenses were paid to a law firm of which the secretary of the fund is a partner.

                                                    Amount
   -------------------------------------------------------
   U.S. Government Securities Fund..............    $4,500
   Strategic Income Fund........................       495
   High Yield Portfolio.........................     2,400

3. FORWARD FOREIGN CURRENCY CONTRACTS: At July 31, 2001, Strategic Income Fund entered into forward foreign currency exchange contracts that obligated the fund to deliver/receive currencies at a specified future date. The unrealized appreciation (depreciation) on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                                                    U.S. Dollar                              U.S. Dollar       Unrealized
                              Currency To           Value As Of        Currency To           Value As Of     Appreciation/
       Settle Date            Be Delivered         July 31, 2001       Be Received          July 31, 2001    (Depreciation)
   ------------------------------------------------------------------------------------------------------------------------
   September 12, 2001           388,229            $    552,271          552,900            $    552,900     $         629
                             British Pounds                            U.S. Dollar
                                                   ------------                             ------------     -------------
                                                   $    552,271                             $    552,900     $         629
                                                   ------------                             ------------     -------------

4. HARTFORD LIFE ACQUISITION: On April 2, 2001, Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers") and its subsidiaries, including Fortis Investors, Inc. ("Fortis Investors"). Hartford Life is a subsidiary of The Hartford Financial Services Group ("The Hartford"), a publicly held company. The Hartford is a leading insurance and financial services company with over $165 billion in assets. Prior to the acquisition, Fortis Advisers served as the investment adviser to the funds and Fortis Investors served as the principal underwriter to the funds. Hartford Investment Financial Services Company, a wholly owned indirect subsidiary of The Hartford, is now the investment adviser to the funds. As a result of the acquisition, HIFSCO and HIMCO became respectively (with approval by the funds' Board of Directors) the interim investment adviser and interim investment sub-adviser to the funds and Hartford Investment Management Company ("HIMCO"), a wholly-owned subsidiary of The Hartford, is now the investment sub-adviser to the funds. Shareholders of record on April 12, 2001 then approved a definitive investment advisory agreement with HIFSCO and a definitive investment sub-advisery agreement with HIMCO at a special meeting of the fund's shareholders held on May 31, 2001. Hartford Administrative Services Company, formerly Fortis Advisers, serves as transfer agent and dividend agent to the funds. Woodbury Financial Services, Inc., formerly Fortis Investors, Inc., acts as principal underwriter to the funds.

FORTIS BOND FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the funds was as follows:

                                                                 Class E
                                           ----------------------------------------------------
                                                           Year Ended July 31,
                                           ----------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND              2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $   8.86   $   8.96   $   9.30   $   9.16   $   8.87
                                           --------   --------   --------   --------   --------

Operations:
  Investment income - net...............        .54        .52        .49        .52        .54
  Net realized and unrealized gain
    (loss) on investments...............        .52       (.10)      (.34)       .14        .32
                                           --------   --------   --------   --------   --------
Total from operations...................       1.06        .42        .15        .66        .86
                                           --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........       (.55)      (.52)      (.49)      (.52)      (.54)
  Excess distributions of net realized
    gains...............................         --         --         --         --       (.03)
                                           --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.55)      (.52)      (.49)      (.52)      (.57)
                                           --------   --------   --------   --------   --------
Net asset value, end of year............   $   9.37   $   8.86   $   8.96   $   9.30   $   9.16
                                           --------   --------   --------   --------   --------
Total Return @..........................      12.30%      4.91%      1.56%      7.42%     10.07%
Net assets end of year (000s omitted)...   $182,170   $184,520   $254,096   $285,060   $324,643
Ratio of expenses to average daily net
  assets................................        .79%       .79%       .78%       .79%       .81%
Ratio of net investment income to
  average daily net assets..............       5.93%      5.96%      5.32%      5.62%      6.08%
Portfolio turnover rate.................        136%       181%        75%       118%       161%

                                                                 Class A
                                           ----------------------------------------------------
                                                           Year Ended July 31,
                                           ----------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND              2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $   8.86   $   8.96   $   9.30   $   9.16   $   8.87
                                           --------   --------   --------   --------   --------

Operations:
  Investment income - net...............        .52        .50        .47        .50        .52
  Net realized and unrealized gain
    (loss) on investments...............        .52       (.10)      (.34)       .14        .32
                                           --------   --------   --------   --------   --------
Total from operations...................       1.04        .40        .13        .64        .84
                                           --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........       (.53)      (.50)      (.47)      (.50)      (.52)
  Excess distributions of net realized
    gains...............................         --         --         --         --       (.03)
                                           --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.53)      (.50)      (.47)      (.50)      (.55)
                                           --------   --------   --------   --------   --------
Net asset value, end of year............   $   9.37   $   8.86   $   8.96   $   9.30   $   9.16
                                           --------   --------   --------   --------   --------
Total Return @..........................      12.02%      4.62%      1.30%      7.14%      9.77%
Net assets end of year (000s omitted)...   $ 47,798   $ 43,620   $ 49,274   $ 52,439   $ 59,128
Ratio of expenses to average daily net
  assets................................       1.04%      1.04%      1.03%      1.04%      1.06%
Ratio of net investment income to
  average daily net assets..............       5.67%      5.71%      5.07%      5.37%      5.83%
Portfolio turnover rate.................        136%       181%        75%       118%       161%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                                 Class B
                                           ----------------------------------------------------
                                                           Year Ended July 31,
                                           ----------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND              2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $   8.83   $   8.94   $   9.28   $   9.14   $   8.86
                                           --------   --------   --------   --------   --------

Operations:
  Investment income - net...............        .45        .43        .40        .43        .46
  Net realized and unrealized gain
    (loss) on investments...............        .52       (.10)      (.34)       .14        .31
                                           --------   --------   --------   --------   --------
Total from operations...................        .97        .33        .06        .57        .77
                                           --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........       (.46)      (.44)      (.40)      (.43)      (.47)
  Excess distributions of net realized
    gains...............................         --         --         --         --       (.02)
                                           --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.46)      (.44)      (.40)      (.43)      (.49)
                                           --------   --------   --------   --------   --------
Net asset value, end of year............   $   9.34   $   8.83   $   8.94   $   9.28   $   9.14
                                           --------   --------   --------   --------   --------
Total Return @..........................      11.24%      3.79%       .53%      6.40%      8.95%
Net assets end of year (000s omitted)...   $  5,284   $  4,264   $  4,703   $  3,161   $  2,826
Ratio of expenses to average daily net
  assets................................       1.79%      1.79%      1.78%      1.79%      1.81%
Ratio of net investment income to
  average daily net assets..............       4.92%      4.96%      4.32%      4.62%      5.08%
Portfolio turnover rate.................        136%       181%        75%       118%       161%

                                                                 Class C
                                           ----------------------------------------------------
                                                           Year Ended July 31,
                                           ----------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND              2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $   8.83   $   8.93   $   9.27   $   9.13   $   8.85
                                           --------   --------   --------   --------   --------

Operations:
  Investment income - net...............        .45        .44        .40        .43        .46
  Net realized and unrealized gain
    (loss) on investments...............        .52       (.10)      (.34)       .14        .31
                                           --------   --------   --------   --------   --------
Total from operations...................        .97        .34        .06        .57        .77
                                           --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........       (.46)      (.44)      (.40)      (.43)      (.47)
  Excess distributions of net realized
    gains...............................         --         --         --         --       (.02)
                                           --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.46)      (.44)      (.40)      (.43)      (.49)
                                           --------   --------   --------   --------   --------
Net asset value, end of year............   $   9.34   $   8.83   $   8.93   $   9.27   $   9.13
                                           --------   --------   --------   --------   --------
Total Return @..........................      11.24%      3.91%       .52%      6.41%      8.96%
Net assets end of year (000s omitted)...   $  1,603   $  1,606   $  3,071   $  1,267   $  1,444
Ratio of expenses to average daily net
  assets................................       1.79%      1.79%      1.78%      1.79%      1.81%
Ratio of net investment income to
  average daily net assets..............       4.92%      4.93%      4.32%      4.62%      5.07%
Portfolio turnover rate.................        136%       181%        75%       118%       161%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS BOND FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                                 Class H
                                           ----------------------------------------------------
                                                           Year Ended July 31,
                                           ----------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND              2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $   8.83   $   8.94   $   9.28   $   9.14   $   8.86
                                           --------   --------   --------   --------   --------

Operations:
  Investment income - net...............        .45        .43        .40        .43        .46
  Net realized and unrealized gain
    (loss) on investments...............        .52       (.10)      (.34)       .14        .31
                                           --------   --------   --------   --------   --------
Total from operations...................        .97        .33        .06        .57        .77
                                           --------   --------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........       (.46)      (.44)      (.40)      (.43)      (.47)
  Excess distributions of net realized
    gains...............................         --         --         --         --       (.02)
                                           --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.46)      (.44)      (.40)      (.43)      (.49)
                                           --------   --------   --------   --------   --------
Net asset value, end of year............   $   9.34   $   8.83   $   8.94   $   9.28   $   9.14
                                           --------   --------   --------   --------   --------
Total Return @..........................      11.24%      3.79%       .53%      6.40%      8.94%
Net assets end of year (000s omitted)...   $ 10,078   $  8,345   $ 10,262   $ 10,816   $ 10,637
Ratio of expenses to average daily net
  assets................................       1.79%      1.79%      1.78%      1.79%      1.80%
Ratio of net investment income to
  average daily net assets..............       4.92%      4.96%      4.32%      4.62%      5.08%
Portfolio turnover rate.................        136%       181%        75%       118%       161%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                          Class A
                                           -------------------------------------
                                                    Year Ended July 31,
                                           -------------------------------------
STRATEGIC INCOME FUND                       2001      2000      1999     1998 +
--------------------------------------------------------------------------------
Net asset value, beginning of year......   $  8.82   $  9.14   $ 10.05   $ 10.00
                                           -------   -------   -------   -------

Operations:
  Investment income - net...............       .67       .69       .61       .42
  Net realized and unrealized gain
    (loss) on investments...............      (.28)     (.30)     (.89)      .05
                                           -------   -------   -------   -------
Total from operations...................       .39       .39      (.28)      .47
                                           -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.68)     (.71)     (.62)     (.42)
  From net realized gains on
    investments.........................        --        --      (.01)       --
                                           -------   -------   -------   -------
Total distributions to shareholders.....      (.68)     (.71)     (.63)     (.42)
                                           -------   -------   -------   -------
Net asset value, end of year............   $  8.53   $  8.82   $  9.14   $ 10.05
                                           -------   -------   -------   -------
Total Return @..........................      4.58%     4.43%    (2.86)%    4.77%
Net assets end of year (000s omitted)...   $24,588   $23,087   $22,207   $22,422
Ratio of expenses to average daily net
  assets (a)............................      1.10%     1.10%     1.10%     1.10%*
Ratio of net investment income to
  average daily net assets (a)..........      7.82%     7.71%     6.38%     6.22%*
Portfolio turnover rate.................        79%       67%       79%      136%

                                                          Class B
                                           -------------------------------------
                                                    Year Ended July 31,
                                           -------------------------------------
STRATEGIC INCOME FUND                       2001      2000      1999     1998 +
--------------------------------------------------------------------------------
Net asset value, beginning of year......   $  8.82   $  9.14   $ 10.05   $ 10.00
                                           -------   -------   -------   -------

Operations:
  Investment income - net...............       .61       .62       .54       .38
  Net realized and unrealized gain
    (loss) on investments...............      (.28)     (.30)     (.89)      .05
                                           -------   -------   -------   -------
Total from operations...................       .33       .32      (.35)      .43
                                           -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.62)     (.64)     (.55)     (.38)
  From net realized gains on
    investments.........................        --        --      (.01)       --
                                           -------   -------   -------   -------
Total distributions to shareholders.....      (.62)     (.64)     (.56)     (.38)
                                           -------   -------   -------   -------
Net asset value, end of year............   $  8.53   $  8.82   $  9.14   $ 10.05
                                           -------   -------   -------   -------
Total Return @..........................      3.83%     3.63%    (3.58)%    4.31%
Net assets end of year (000s omitted)...   $   767   $   806   $   815   $   398
Ratio of expenses to average daily net
  assets (a)............................      1.85%     1.85%     1.85%     1.85%*
Ratio of net investment income to
  average daily net assets (a)..........      7.07%     6.96%     5.63%     5.73%*
Portfolio turnover rate.................        79%       67%       79%      136%

*      Annualized.
+      For the period December 1, 1997 (commencement of operations) to
       July 31, 1998.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
(a) Advisers has voluntarily undertaken to limit annual expenses for Strategic Income Fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.10% of average daily net assets for Class A and 1.85% for Class B. For the year ended July 31, 2001, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.32% and 7.60% for Class A, and 2.07% and 6.85% for Class B. For the year ended July 31, 2000, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.34% and 7.47% for Class A and 2.09% and 6.72% for Class B. For the year ended July 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.44% and 6.04% for Class A, and 2.19% and 5.29% for Class B. For the period December 1, 1997 to July 31, 1998, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.39% and 5.93% for Class A and 2.14% and 5.44% for Class B.

FORTIS BOND FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                          Class C
                                           -------------------------------------
                                                    Year Ended July 31,
                                           -------------------------------------
STRATEGIC INCOME FUND                       2001      2000      1999     1998 +
--------------------------------------------------------------------------------
Net asset value, beginning of year......   $  8.83   $  9.15   $ 10.05   $ 10.00
                                           -------   -------   -------   -------

Operations:
  Investment income - net...............       .60       .62       .55       .38
  Net realized and unrealized gain
    (loss) on investments...............      (.28)     (.30)     (.89)      .05
                                           -------   -------   -------   -------
Total from operations...................       .32       .32      (.34)      .43
                                           -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.62)     (.64)     (.55)     (.38)
  From net realized gains on
    investments.........................        --        --      (.01)       --
                                           -------   -------   -------   -------
Total distributions to shareholders.....      (.62)     (.64)     (.56)     (.38)
                                           -------   -------   -------   -------
Net asset value, end of year............   $  8.53   $  8.83   $  9.15   $ 10.05
                                           -------   -------   -------   -------
Total Return @..........................      3.73%     3.63%    (3.49)%    4.35%
Net assets end of year (000s omitted)...   $   197   $   190   $   219   $   194
Ratio of expenses to average daily net
  assets (a)............................      1.85%     1.85%     1.85%     1.85%*
Ratio of net investment income to
  average daily net assets (a)..........      7.07%     6.96%     5.63%     5.73%*
Portfolio turnover rate.................        79%       67%       79%      136%

                                                          Class H
                                           -------------------------------------
                                                    Year Ended July 31,
                                           -------------------------------------
STRATEGIC INCOME FUND                       2001      2000      1999     1998 +
--------------------------------------------------------------------------------
Net asset value, beginning of year......   $  8.82   $  9.14   $ 10.05   $ 10.00
                                           -------   -------   -------   -------

Operations:
  Investment income - net...............       .60       .62       .54       .38
  Net realized and unrealized gain
    (loss) on investments...............      (.28)     (.30)     (.89)      .05
                                           -------   -------   -------   -------
Total from operations...................       .32       .32      (.34)      .43
                                           -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.62)     (.64)     (.55)     (.38)
  From net realized gains on
    investments.........................        --        --      (.01)       --
                                           -------   -------   -------   -------
Total distributions to shareholders.....      (.62)     (.64)     (.56)     (.38)
                                           -------   -------   -------   -------
Net asset value, end of year............   $  8.52   $  8.82   $  9.14   $ 10.05
                                           -------   -------   -------   -------
Total Return @..........................      3.72%     3.63%    (3.58)%    4.35%
Net assets end of year (000s omitted)...   $ 1,001   $   810   $   751   $   355
Ratio of expenses to average daily net
  assets (a)............................      1.85%     1.85%     1.85%     1.85%*
Ratio of net investment income to
  average daily net assets (a)..........      7.07%     6.96%     5.63%     5.73%*
Portfolio turnover rate.................        79%       67%       79%      136%

*      Annualized.
+      For the period December 1, 1997 (commencement of operations) to
       July 31, 1998.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
(a) Advisers has voluntarily undertaken to limit annual expenses for Strategic Income Fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.85% of the average daily net assets for Classes C and H. For the year ended July 31, 2001, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.07% and 6.85% for Classes C and H. For the year ended July 31, 2000, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.09% and 6.72% for Classes C and H. For the year ended July 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.19% and 5.29% for Classes C and H. For the period December 1, 1997 to July 31, 1998, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.14% and 5.44% for Classes C and H.

--------------------------------------------------------------------------------

                                                                Class A
                                           --------------------------------------------------
                                                          Year Ended July 31,
                                           --------------------------------------------------
HIGH YIELD PORTFOLIO                        2001      2000       1999       1998       1997
---------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  6.06   $  6.67   $   7.41   $   7.83   $   7.56
                                           -------   -------   --------   --------   --------

Operations:
  Investment income - net...............       .56       .60        .59        .73        .76
  Net realized and unrealized gain
    (loss) on investments...............      (.78)     (.64)      (.72)      (.40)       .28
                                           -------   -------   --------   --------   --------
Total from operations...................      (.22)     (.04)      (.13)       .33       1.04
                                           -------   -------   --------   --------   --------

Distributions to shareholders:
  From investment income - net..........      (.58)     (.57)      (.61)      (.75)      (.75)
  Excess distributions of net realized
    gains...............................        --        --         --         --       (.02)
                                           -------   -------   --------   --------   --------
Total distributions to shareholders.....      (.58)     (.57)      (.61)      (.75)      (.77)
                                           -------   -------   --------   --------   --------
Net asset value, end of year............   $  5.26   $  6.06   $   6.67   $   7.41   $   7.83
                                           -------   -------   --------   --------   --------
Total Return @..........................     (3.90)%    (.57)%    (1.76)%     4.31%     14.51%
Net assets end of year (000s omitted)...   $68,417   $82,279   $106,921   $113,549   $123,115
Ratio of expenses to average daily net
  assets................................      1.18%     1.17%      1.16%      1.17%      1.19%
Ratio of net investment income to
  average daily net assets..............      9.86%     9.32%      8.54%      9.46%      9.84%
Portfolio turnover rate.................       112%       67%        46%       214%       331%

                                                               Class B
                                           -----------------------------------------------
                                                         Year Ended July 31,
                                           -----------------------------------------------
HIGH YIELD PORTFOLIO                        2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  6.06   $  6.67   $  7.41   $  7.83   $  7.56
                                           -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .52       .56       .54       .68       .71
  Net realized and unrealized gain
    (loss) on investments...............      (.77)     (.64)     (.72)     (.40)      .28
                                           -------   -------   -------   -------   -------
Total from operations...................      (.25)     (.08)     (.18)      .28       .99
                                           -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.54)     (.53)     (.56)     (.70)     (.70)
  Excess distributions of net realized
    gains...............................        --        --        --        --      (.02)
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.54)     (.53)     (.56)     (.70)     (.72)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $  5.27   $  6.06   $  6.67   $  7.41   $  7.83
                                           -------   -------   -------   -------   -------
Total Return @..........................     (4.40)%   (1.29)%   (2.44)%    3.67%    13.80%
Net assets end of year (000s omitted)...   $11,485   $15,279   $22,814   $28,935   $20,388
Ratio of expenses to average daily net
  assets................................      1.83%     1.82%     1.81%     1.82%     1.83%
Ratio of net investment income to
  average daily net assets..............      9.22%     8.66%     7.90%     8.81%     9.24%
Portfolio turnover rate.................       112%       67%       46%      214%      331%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS BOND FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

                                                            Class C
                                           ------------------------------------------
                                                      Year Ended July 31,
                                           ------------------------------------------
HIGH YIELD PORTFOLIO                        2001     2000     1999     1998     1997
-------------------------------------------------------------------------------------
Net asset value, beginning of year......   $ 6.05   $ 6.66   $ 7.40   $ 7.82   $ 7.55
                                           ------   ------   ------   ------   ------

Operations:
  Investment income - net...............      .52      .56      .54      .68      .71
  Net realized and unrealized gain
    (loss) on investments...............     (.77)    (.64)    (.72)    (.40)     .28
                                           ------   ------   ------   ------   ------
Total from operations...................     (.25)    (.08)    (.18)     .28      .99
                                           ------   ------   ------   ------   ------

Distributions to shareholders:
  From investment income - net..........     (.54)    (.53)    (.56)    (.70)    (.70)
  Excess distributions of net realized
    gains...............................       --       --       --       --     (.02)
                                           ------   ------   ------   ------   ------
Total distributions to shareholders.....     (.54)    (.53)    (.56)    (.70)    (.72)
                                           ------   ------   ------   ------   ------
Net asset value, end of year............   $ 5.26   $ 6.05   $ 6.66   $ 7.40   $ 7.82
                                           ------   ------   ------   ------   ------
Total Return @..........................    (4.41)%  (1.29)%  (2.44)%   3.67%   13.82%
Net assets end of year (000s omitted)...   $3,134   $4,224   $6,051   $8,641   $7,037
Ratio of expenses to average daily net
  assets................................     1.83%    1.82%    1.81%    1.82%    1.83%
Ratio of net investment income to
  average daily net assets..............     9.21%    8.66%    7.90%    8.81%    9.26%
Portfolio turnover rate.................      112%      67%      46%     214%     331%

                                                               Class H
                                           -----------------------------------------------
                                                         Year Ended July 31,
                                           -----------------------------------------------
HIGH YIELD PORTFOLIO                        2001      2000      1999      1998      1997
------------------------------------------------------------------------------------------
Net asset value, beginning of year......   $  6.06   $  6.66   $  7.40   $  7.82   $  7.55
                                           -------   -------   -------   -------   -------

Operations:
  Investment income - net...............       .52       .57       .54       .68       .71
  Net realized and unrealized gain
    (loss) on investments...............      (.78)     (.64)     (.72)     (.40)      .28
                                           -------   -------   -------   -------   -------
Total from operations...................      (.26)     (.07)     (.18)      .28       .99
                                           -------   -------   -------   -------   -------

Distributions to shareholders:
  From investment income - net..........      (.54)     (.53)     (.56)     (.70)     (.70)
  Excess distributions of net realized
    gains...............................        --        --        --        --      (.02)
                                           -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.54)     (.53)     (.56)     (.70)     (.72)
                                           -------   -------   -------   -------   -------
Net asset value, end of year............   $  5.26   $  6.06   $  6.66   $  7.40   $  7.82
                                           -------   -------   -------   -------   -------
Total Return @..........................     (4.57)%   (1.13)%   (2.44)%    3.67%    13.82%
Net assets end of year (000s omitted)...   $27,274   $36,161   $56,420   $72,415   $63,789
Ratio of expenses to average daily net
  assets................................      1.83%     1.82%     1.81%     1.82%     1.83%
Ratio of net investment income to
  average daily net assets..............      9.21%     8.66%     7.90%     8.81%     9.23%
Portfolio turnover rate.................       112%       67%       46%      214%      331%

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Income Portfolios, Inc.:

Fortis Advantage Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Fortis U.S. Government Securities Fund, Fortis Strategic Income Fund (funds within Fortis Income Portfolios, Inc.) and Fortis High Yield Portfolio (a fund within Fortis Advantage Portfolios, Inc.) as of July 31, 2001 and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortis U.S. Government Securities Fund, Fortis Strategic Income Fund and Fortis High Yield Portfolio as of July 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota
September 7, 2001

FEDERAL INCOME TAX INFORMATION

U.S. Government Securities Fund

DIRECT FEDERAL OBLIGATIONS:
  U.S. Treasury..............................        11.55%
  Other......................................        13.28%
                                               -----------
    Total Direct Federal Obligations.........        24.83%
    Other Securities.........................        75.17%
                                               -----------
                                                    100.00%
                                               -----------

U.S. GOVERNMENT SECURITIES FUND

RECORD DATES                                     Class A      Class B      Class C      Class E      Class H
                                               ---------------------------------------------------------------
Net Investment Income Per Share
08/31/2000...................................  $    0.043   $    0.038   $    0.038   $    0.045   $     0.038
09/30/2000...................................       0.044        0.039        0.039        0.046         0.039
10/31/2000...................................       0.045        0.040        0.040        0.047         0.040
11/30/2000...................................       0.045        0.040        0.040        0.047         0.040
12/31/2000...................................       0.045        0.040        0.040        0.047         0.040
01/31/2001...................................       0.045        0.039        0.039        0.047         0.039
02/28/2001...................................       0.045        0.039        0.039        0.047         0.039
03/31/2001...................................       0.045        0.039        0.039        0.047         0.039
04/30/2001...................................       0.044        0.038        0.038        0.046         0.037
05/31/2001...................................       0.043        0.037        0.037        0.045         0.037
06/30/2001...................................       0.040        0.035        0.035        0.042         0.035
07/31/2001...................................       0.046        0.039        0.039        0.048         0.039
                                               -----------  -----------  -----------  -----------  -----------
Total Distributions..........................  $    0.530   $    0.463   $    0.463   $    0.554   $     0.462
                                               -----------  -----------  -----------  -----------  -----------

STRATEGIC INCOME FUND

RECORD DATES                                     Class A      Class B      Class C      Class H
                                               --------------------------------------------------
Net Investment Income Per Share
08/31/2000...................................  $    0.060   $    0.058   $    0.057   $     0.057
09/29/2000...................................       0.055        0.050        0.050         0.050
10/31/2000...................................       0.063        0.056        0.057         0.057
11/30/2000...................................       0.059        0.054        0.054         0.054
12/31/2000...................................       0.056        0.051        0.051         0.051
01/31/2001...................................       0.065        0.059        0.059         0.059
02/28/2001...................................       0.056        0.051        0.051         0.051
03/31/2001...................................       0.058        0.053        0.053         0.053
04/30/2001...................................       0.055        0.050        0.050         0.050
05/31/2001...................................       0.052        0.046        0.046         0.046
06/30/2001...................................       0.048        0.042        0.043         0.043
07/31/2001...................................       0.050        0.044        0.044         0.044
                                               -----------  -----------  -----------  -----------
Total Distributions..........................  $    0.678   $    0.616   $    0.617   $     0.616
                                               -----------  -----------  -----------  -----------

HIGH YIELD PORTFOLIO

Net Investment Income Per Share
08/31/2000...................................  $    0.050   $    0.046   $    0.046   $     0.046
09/29/2000...................................       0.050        0.047        0.047         0.047
10/31/2000...................................       0.050        0.047        0.047         0.047
11/30/2000...................................       0.051        0.047        0.047         0.047
12/29/2000...................................       0.051        0.047        0.047         0.047
01/31/2001...................................       0.050        0.047        0.047         0.047
02/28/2001...................................       0.050        0.047        0.047         0.047
03/30/2001...................................       0.049        0.045        0.045         0.045
04/30/2001...................................       0.046        0.043        0.043         0.043
05/31/2001...................................       0.046        0.043        0.043         0.043
06/29/2001...................................       0.039        0.037        0.037         0.037
07/31/2001...................................       0.043        0.040        0.040         0.040
                                               -----------  -----------  -----------  -----------
Total Distributions..........................  $    0.575   $    0.536   $    0.536   $     0.536
                                               -----------  -----------  -----------  -----------

DIRECTORS AND OFFICERS

DIRECTORS          Richard W. Cutting       CPA AND FINANCIAL CONSULTANT
                   Allen R. Freedman        DIRECTOR, FORTIS, INC., PRIOR TO JULY 2000, CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER, FORTIS, INC., AND MANAGING
                                              DIRECTOR OF FORTIS INTERNATIONAL, N.V.
                   Dr. Robert M. Gavin      PRESIDENT, CRANBROOK EDUCATION COMMUNITY. PRIOR TO JULY
                                              1996, PRESIDENT MACALESTER COLLEGE
                   Jean L. King             PRESIDENT, COMMUNI-KING
                   Phillip O. Peterson      MUTUAL FUND INDUSTRY CONSULTANT; PRIOR TO JUNE 1999, PARTNER
                                              OF KPMG LLP
                   Robb L. Prince           FINANCIAL AND EMPLOYEE BENEFIT CONSULTANT. PRIOR TO JULY
                                              1995, VICE PRESIDENT AND TREASURER, JOSTENS, INC.
                   Leonard J. Santow        PRINCIPAL, GRIGGS & SANTOW, INC.
                   Noel F. Schenker         SENIOR VICE PRESIDENT, MARKETING AND NEW BUSINESS
                                              DEVELOPMENT, SELECT COMFORT CORPORATION, PRIOR TO 2000,
                                              MARKETING CONSULTANT. PRIOR TO MAY 1996, SENIOR VICE
                                              PRESIDENT OF MARKETING & STRATEGIC PLANNING, ROLLERBLADE,
                                              INC.
                   Dr. Lemma W. Senbet      THE WILLIAM E. MAYER PROFESSOR OF FINANCE AND CHAIR, FINANCE
                                              DEPARTMENT, UNIVERSITY OF MARYLAND, COLLEGE PARK, MD,
                                              CONSULTANT, INTERNATIONAL FINANCIAL INSTITUTIONS
                   Joseph M. Wikler         INVESTMENT CONSULTANT AND PRIVATE INVESTOR. PRIOR TO JANUARY
                                              1994, DIRECTOR OF RESEARCH, CHIEF INVESTMENT OFFICER,
                                              PRINCIPAL, AND DIRECTOR, THE ROTHSCHILD CO.
                   David M. Znamierowski    SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF
                                              HARTFORD LIFE, DIRECTOR AND SENIOR VICE PRESIDENT OF
                                              HIFSCO AND MANAGING DIRECTOR WITH HL ADVISORS.

OFFICERS

David M. Znamierowski
  PRESIDENT
Robert W. Beltz, Jr.
  VICE PRESIDENT
Peter W. Cummins
  VICE PRESIDENT
Kevin J. Carr
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
George R. Jay
  VICE PRESIDENT
Stephen T. Joyce
  VICE PRESIDENT
David N. Levenson
  VICE PRESIDENT
Thomas M. Marra
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
John C. Walters
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISER                          Hartford Investment Financial Services Company
                                            P.O. BOX 1744, HARTFORD, CT 06144-1744

REGISTRAR AND TRANSFER AGENT                Hartford Administrative Services Company
                                            P.O. BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER                       Woodbury Financial Services, Inc.
                                            P.O. BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                                   U.S. Bank National Association
                                            MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                             Dorsey & Whitney LLP
                                            MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS                        KPMG LLP
                                            MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

                 [LOGO]

                 FORTIS

Solid partners, flexible solutions-SM-

Underwritten and distributed through
Woodbury Financial Services, Inc.
Member NASD, SIPC
P.O. Box 64284, St. Paul, MN 55164-0284

Investment manager
Hartford Investment Financial
Services Company, HIFSCO
P.O. Box 2999, Hartford, CT 06104-2999

Investment subadvisers
Hartford Investment Management
Company, HIMCO
P.O. Box 2999, Hartford, CT 06104-2999

Wellington Management Company, LLP
75 State Street, Boston, MA 02109


FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                                Bulk Rate
St. Paul, MN 55164-0284                                     U.S. Postage
                                                                PAID
Fortis Bond Funds                                           THE HARTFORD
                                                       ----------------------

The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

98561 9/01